As filed with the Securities and Exchange Commission on February 26, 2009

Securities Act File No. 333-108229

Investment Company Act File No. 811-21419

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 10	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 13	☒

(Check appropriate box or boxes)

SPARX ASIA FUNDS

(Exact Name of Registrant as Specified in Charter)

212-452-5000

(Registrant’s Telephone Number, including Area Code)

360 Madison Avenue, New York, New York 10017

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Evan Gartenlaub, Esq.

SPARX Investment & Research, USA, Inc.

360 Madison Avenue, 24th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Janna Manes, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 27, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (DATE) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (DATE) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

SPARX ASIA FUNDS

SPARX Japan Fund

SPARX Japan Smaller Companies Fund

SPARX Asia Pacific Opportunities Fund

SPARX Asia Pacific Equity Income Fund

February 27, 2009

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in a fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in a fund, but you also have the potential to make money.

PRIVACY POLICY

We recognize and respect your privacy expectations, whether you are a visitor to our website, a potential shareholder, a current shareholder or even a former shareholder.

COLLECTION OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

•	Website information, including any information captured through our use of “cookies”; and

•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

DISCLOSURE OF INFORMATION

We may share the information we collect (described above) with our affiliates or other companies outside of our organization that perform marketing services on our behalf or to other financial institutions with whom we have marketing agreements for joint products or services. These companies are not permitted to use your information for any purposes beyond the intended use (or as permitted by law). We may also disclose this information to process your fund share transactions or service your account and as otherwise required by law or directed by a regulatory agency. We do not sell your personal information to third parties for their independent use.

CONFIDENTIALITY AND SECURITY OF INFORMATION

We restrict access to nonpublic personal information about you to our employees who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

3

INVESTMENT OBJECTIVE AND POLICIES AND MAIN RISKS

INVESTMENT OBJECTIVE AND POLICIES

Investment objective

Each fund seeks long-term capital appreciation. For SPARX Asia Pacific Equity Income Fund, current income is a secondary consideration.

Principal investment policies

SPARX Japan Fund and SPARX Japan Smaller Companies Fund

Japan Fund normally invests at least 80% of its net assets in equity securities of Japanese companies. The fund’s equity investments may include common stocks (including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks. The fund invests in companies regardless of market capitalization.

Japan Smaller Companies Fund normally invests at least 80% of its net assets in equity securities of smaller capitalization Japanese companies—those companies with market capitalizations, at the time of initial purchase by the fund, within the range of companies in the MSCI Japan Small Cap Index (approximately $200 million to $1.5 billion as of January 31, 2009). The fund may invest up to 20% of its net assets in companies with larger market capitalizations. The fund’s investments may include common stocks (including stocks purchased in IPOs), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The fund’s investments also may include investments in Japanese real estate investment trusts or funds (so-called “J-REITs”) and Japanese pooled investment vehicles.

These funds will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

Although these funds will each be considered a “diversified” mutual fund, the fund may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

SPARX Asia Pacific Opportunities Fund and SPARX Asia Pacific Equity Income Fund

Each of Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Asia Pacific companies (excluding Japan) and investments with economic characteristics similar to equity securities of Asia Pacific companies. The funds consider the following companies to be “Asia Pacific companies”: (1) companies organized under the laws of an Asia Pacific country or that maintain their principal place of business in an Asia Pacific country; (2) companies whose securities are traded principally in the Asia Pacific region; or (3) companies which, during the company’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in the Asia Pacific region or that have at least 50% of their assets in the Asia Pacific region.

Countries in which the funds may currently invest include Australia, Bangladesh, China, Hong Kong, India, Indonesia, Macau, Malaysia, New Zealand, Pakistan, The Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. Countries in which the funds invest will vary over time.

4

Each fund may invest in a wide variety of investments, including common stocks, preferred stocks, warrants and other rights and securities convertible into or exchangeable for common stocks; interests in pooled investment vehicles; real estate investment trusts (REITs) or REIT-like structures; and structured or derivative instruments, such as participation notes issued by broker-dealers or other financial institutions or intermediaries or other equity-linked securities, swap agreements, warrants or other instruments designed to replicate, or otherwise provide exposure to, the performance of one or more equity securities of Asia Pacific companies or an index of equity securities of Asia Pacific companies and options, futures contracts, options on futures contracts, forward contracts and swap agreements (including those related to currencies, stocks, indexes and interest rates). Asia Pacific Opportunities Fund focuses on a growth-oriented strategy in selecting investments, while Asia Pacific Equity Income Fund’s strategy focuses on dividend-paying stocks. The funds invest in companies regardless of market capitalization.

Philosophy and Process

The investment philosophy of the funds’ investment adviser, SPARX Investment & Research, USA, Inc. (SPARX USA), and sub-investment advisers (together with SPARX USA, (SPARX)) emphasizes stock selection based on a direct-research approach and generally does not focus on economic and other macro trends. SPARX views investment as the participation in the narrowing of the value gap between a company’s intrinsic value and its market price. SPARX seeks to determine intrinsic value through a consistent approach, which includes evaluating various factors such as market growth potential, management quality, earnings quality and balance sheet strength.

SPARX focuses on individual stock selection through intensive company research. Such research includes analysis and company visits. Using its regional investing experience and its knowledge of corporate cultures, SPARX seeks to identify undervalued companies. SPARX then seeks to identify any catalyst that may narrow the value gap that exists between the company’s intrinsic value and its market price. SPARX believes that this consistent approach, which it has applied since its founding, may minimize downside risks and may maximize long-term investment results.

SPARX typically sells an investment when the reasons for buying it no longer apply, such as when SPARX determines that a company’s prospects have changed or believes that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals. SPARX also may sell an investment if it becomes an overweighted portfolio position in a fund, as determined by SPARX.

5

MAIN RISKS

The funds’ principal risks are discussed below. The value of your investment in a fund will fluctuate, sometimes dramatically, which means you could lose money.

•

Country or region investment risk. Each fund’s performance will be influenced by political, social and economic factors affecting investments in the country or countries in which it invests. Special risks associated with investing outside the U.S., such as investment in Japanese or Asia Pacific companies, include exposure to currency fluctuations, less liquidity, lack of comprehensive company information, potential imposition of governmental laws and restrictions, and differing accounting, auditing, reporting and legal standards. While investments in all foreign countries are subject to these types of risks, a fund’s concentration in Japanese or Asia Pacific securities (as the case may be) could cause the fund’s performance to be more volatile than that of more geographically diversified funds.

•

Smaller company risk. Small-size companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently and in lower volumes than those of larger, more established companies, which can adversely affect the pricing and liquidity of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

Japan Smaller Companies Fund will be particularly subject to the risks of investing in smaller companies. Investment in securities of small-capitalization companies traded on over-the-counter markets such as JASDAQ and the Tokyo Stock Exchange’s Mothers involves considerations that are not applicable when investing in established, large capitalization companies, including reduced and less reliable information about companies and markets, less stringent accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees, and increased market risk in general.

•

Market risk. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Some of the funds’ investments will rise and fall based on investor perception rather than economic factors.

•

Issuer-specific risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services. Since each fund may have a relatively small number of holdings, each holding will have a greater impact on the fund’s return, and the fund’s share price could fluctuate more, than if the fund had more holdings.

•

Non-diversification risk. Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund are each classified as “non-diversified,” which means that the fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund because its net asset value may be more affected by a change in the value of an individual portfolio holding than would be the case for a diversified fund.

6

•

Market sector risk. If a fund’s portfolio is overweight or underweight in certain industries or market sectors, the fund’s performance may be more or less sensitive to developments affecting those industries or sectors.

•

IPO risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on a fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When a fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the fund’s performance. As the fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance. IPO securities will typically be sold when SPARX believes their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with SPARX’s intrinsic value philosophy and process employed for the funds will be available for investment or that the funds will have access to any such IPOs that do occur. Due to the limited nature of the IPO market in the Asia Pacific region and the anticipated size of Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund, SPARX does not expect that any IPO shares will be available for these funds.

•

Pooled investment vehicles risk. Investing in other pooled investment vehicles, including so-called “exchange-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than SPARX) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

•

Currency and hedging risk. The funds invest in securities denominated in currencies other than the U.S. dollar. These investments are subject to the risk that the non-U.S. currencies will decline relative to the U.S. dollar or, for hedged positions, that the U.S. dollar will decline relative to the non-U.S. currencies. Each fund may, but is not obligated to, engage in currency hedging transactions. Generally, currency hedging transactions involves buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. To the extent a fund does not hedge its currency exposure, the value of the fund’s investments will be subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.

•

Derivatives risk. Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund may invest in structured or derivative instruments to seek to increase return, as a substitute for direct investments or in connection with a hedging strategy. Structured or derivative instruments may include participation notes issued by broker-dealers or other financial institutions or intermediaries or other equity-linked securities, swap agreements, warrants or other instruments designed to replicate, or otherwise provide exposure to, the performance of one or more Asia Pacific equities or an index of Asia Pacific equities, and options, futures contracts, options on futures contracts, forward contracts and swap agreements (including those related to currencies, stocks, indexes and interest rates). Japan Fund and Japan Smaller Companies Fund may invest in derivative instruments for hedging purposes. A small investment in these instruments could have a potentially large impact on a fund’s performance. The use of structured and derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. The risks of a fund’s investments in these instruments may include, depending on the specific instrument, the risk that a counterparty to or issuer of the instruments may not make required payments or otherwise comply with the instruments’ terms, increased volatility, illiquidity and difficulty in valuation. In addition, the risks of investing in structured or derivative instruments as a substitute for making direct investments include many of the risks of the direct investments.

OTHER POTENTIAL RISKS

Under adverse market conditions, each fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although a fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The funds’ portfolios generally are not managed for tax-efficiency, and SPARX typically sells portfolio investments based on investment considerations rather than tax strategy. In addition, although each fund seeks long term capital appreciation, SPARX may engage in short-term trading in its discretion, which could result in higher portfolio turnover and produce higher brokerage costs and taxable distributions and lower the fund’s after-tax performance accordingly.

7

FUND PERFORMANCE AND EXPENSES

SPARX Japan Fund

PAST PERFORMANCE

The following bar chart and table illustrate the risks of investing in the fund by showing changes in the fund’s performance from year to year. The bar chart shows the performance of the fund’s Institutional shares for each full calendar year of operations. Annual returns of different classes of shares of the same fund will differ from each other only to the extent the classes have different expenses. The table compares the performance of the fund’s Institutional shares (before and after taxes) and Investor shares (before taxes) over time to that of the Tokyo Price Index, also known as TOPIX. Prior to August 13, 2007, Investor shares were subject to fees pursuant to a Shareholder Servicing and Distribution Plan, which lowered returns. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Past performance (before and after taxes) does not indicate how the fund will perform in the future. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced.

Year-by-year total returns as of 12/31 each year (%)

Institutional shares

Best Quarter:    Q1’04    25.12%    •    Worst Quarter:    Q3’08    (18.76)%

Average annual total returns as of 12/31/08

Share Class	1 Year	Since Inception (10/31/03)
Institutional shares
returns before taxes	(27.49)%	3.00%
Institutional shares
returns after taxes on distributions[1]	(27.53)%	2.39%
Institutional shares
returns after taxes on distributions and sale of fund shares[1]	(17.82)%	2.32%
Investor shares
returns before taxes	(27.50)%	2.87%
TOPIX[2]
reflects no deduction for fees, expenses or taxes	(26.00)%	1.17%
[1]

After-tax performance is shown only for Institutional shares. After-tax performance of Investor shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]

The TOPIX is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns for the TOPIX are calculated in U.S. dollars and take into account the reinvestment of dividends. The index is referred to for comparative purposes only and is not intended to parallel the risk of investment style of the fund. You cannot invest directly in the index.

8

EXPENSES

As an investor, you may pay certain fees and expenses in connection with purchasing and holding shares of the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load).

	Investor shares	Institutional shares
Shareholder fees (fees paid directly from your investment)
% of transaction amount
Maximum redemption fee[1]	2.00%	2.00%

Annual fund operating expenses (expenses that are deducted from fund assets)
as a % of average daily net assets
Management fee	1.00%	1.00%
Other expenses[2]	0.72%	0.72%
Acquired fund fees and expenses[3]	0.02%	0.02%
Total annual fund operating expenses[2]	1.74%	1.74%
Fee waiver and/or expense reimbursement[4]	(0.47)%	(0.47)%
Net expenses	1.27%	1.27%

[1]

The redemption fee will be retained by the fund and used to offset the transaction costs that short term-trading imposes on the fund and its remaining shareholders. This fee is charged only when selling shares you have owned for 60 days or less.

[2]	Other expenses include fees paid by the fund for miscellaneous items such as administration, transfer agency, custody, professional and registration fees.

[3]

Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in other mutual funds and other investment companies. To the extent the fund invests in another fund(s), the total annual fund operating expenses will not correlate to the ratio of expenses to average net assets in the fund’s Financial Highlights, as the Financial Highlights reflect actual operating expenses of the fund and do not include acquired fund fees and expenses.

[4]

SPARX USA has contractually agreed, until February 28, 2010, to waive receipt of its fees and/or assume expenses of the fund so that the expenses of each class (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.25% of the fund’s average daily net assets. Acquired Fund Fees and Expenses, which are not direct expenses of the fund, are not included within this amount.

Expense example

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses, including operating expenses (except that only the first year of each of the periods shown reflects SPARX USA’s contractual agreement). The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

	1 Year	3 Years	5 Years	10 Years
Investor shares	$127	$496	$889	$1,991
Institutional shares	$127	$496	$889	$1,991

9

SPARX Japan Smaller Companies Fund

PAST PERFORMANCE

The following bar chart and table shows the fund’s performance for its first full calendar year since its inception. The table compares the performance of the fund (before and after taxes) to that of the MSCI Japan Small Cap Index. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Past performance (before and after taxes) does not indicate how the fund will perform in the future. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter:    Q1‘08    4.01%    •    Worst Quarter:    Q3‘08    (19.87)%

Average annual total returns as of 12/31/08

	1 Year	Since Inception (8/31/07)
Investor shares
returns before taxes	(22.31)%	(15.44)%
Investor shares
returns after taxes on distributions[1]	(22.31)%	(15.59)%
Investor shares
returns after taxes on distributions and sale of fund shares[1]	(14.50)%	(13.14)%
MSCI Japan Small Cap Index[2]
reflects no deduction for fees, expenses or taxes	(21.10)%	(20.88)%
[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]

The MSCI Japan Small Cap Index represents the universe of small capitalization companies in the Japan equity markets. Returns for the MSCI Japan Small Cap Index are calculated in U.S. dollars and take into account the reinvestment of dividends. The index is referred to for comparative purposes only and is not intended to parallel the risk of investment style of the fund. You cannot invest directly in the index.

10

EXPENSES

As an investor, you may pay certain fees and expenses in connection with purchasing and holding shares of the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The funds have no sales charges (loads).

Shareholder fees (fees paid directly from your investment)
% of transaction amount
Maximum redemption fee[1]	2.00%

Annual fund operating expenses (expenses that are deducted from fund assets)
as a % of average daily net assets
Management fee	1.20%
Other expenses[2]	3.27%
Acquired fund fees and expenses[3]	0.03%
Total annual fund operating expenses[2]	4.50%
Fee waiver and/or expense reimbursement[4]	(2.87)%
Net expenses[4]	1.63%

[1]

The redemption fee will be retained by the fund and used to offset the transaction costs that short term-trading imposes on the fund and its remaining shareholders. This fee is charged only when selling shares you have owned for 60 days or less.

[2]	Other expenses include fees paid by the fund for miscellaneous items such as administration, transfer agency, custody, professional and registration fees.

[3]

Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in other mutual funds and other investment companies. To the extent the fund invests in another fund(s), the total annual fund operating expenses will not correlate to the ratio of expenses to average net assets in the fund’s Financial Highlights, as the Financial Highlights reflect actual operating expenses of the fund and do not include acquired fund fees and expenses.

[4]

SPARX USA has contractually agreed, until February 28, 2010, to waive receipt of its fees and/or assume direct expenses of the fund so that the fund’s total expenses (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.60% of the fund’s average daily net assets. Acquired fund fees and expenses, which are not direct expenses of the fund, are not included within this amount.

Expense example

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses, including operating expenses (except that only the first year of each of the periods shown reflects SPARX USA’s contractual agreement). The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

1 Year	3 Years	5 Years	10 Years
$163	$1,092	$2,031	$4,423

11

SPARX Asia Pacific Opportunities Fund

PAST PERFORMANCE

The following bar chart and table below shows the fund’s performance for its first full calendar year since its inception. The table compares the performance of the fund (before and after taxes) to that of the MSCI AC Asia Pacific Ex-Japan Index. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Past performance (before and after taxes) does not indicate how the fund will perform in the future. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter:    Q2‘08    (4.23)%    •    Worst Quarter:    Q3‘08    (19.01)%

Average annual total returns as of 12/31/08

	1 Year	Since Inception (8/31/07)
Investor shares
returns before taxes	(43.13)%	(27.71)%
Investor shares
returns after taxes on distributions[1]	(43.31)%	(28.47)%
Investor shares
returns after taxes on distributions and sale of fund shares[1]	(27.80)%	(23.57)%
MSCI AC Asia Pacific Ex-Japan Index[2]
reflects no deduction for fees, expenses or taxes	(51.71)%	(36.60)%
[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]

The MSCI AC Asia Pacific Ex-Japan Index is a free float-adjusted, capitalization weighted index of the stock markets of China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, Thailand, Australia and New Zealand. The index is referred to for comparative purposes only and is not intended to parallel the risk of investment style of the fund. You cannot invest directly in the index.

12

EXPENSES

As an investor, you may pay certain fees and expenses in connection with purchasing and holding shares of the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The funds have no sales charges (loads).

Shareholder fees (fees paid directly from your investment)
% of transaction amount
Maximum redemption fee[1]	2.00%

Annual fund operating expenses (expenses that are deducted from fund assets)
as a % of average daily net assets
Management fee	1.20%
Other expenses[2]	4.77%
Acquired fund fees and expenses[3]	0.02%
Total annual fund operating expenses[2]	5.99%
Fee waiver and/or expense reimbursement[4]	(4.37)%
Net expenses[4]	1.62%

[1]

The redemption fee will be retained by the fund and used to offset the transaction costs that short term-trading imposes on the fund and its remaining shareholders. This fee is charged only when selling shares you have owned for 60 days or less.

[2]	Other expenses include fees paid by the fund for miscellaneous items such as administration, transfer agency, custody, professional and registration fees.

[3]

Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in other mutual funds and other investment companies. To the extent the fund invests in another fund(s), the total annual fund operating expenses will not correlate to the ratio of expenses to average net assets in the fund’s Financial Highlights, as the Financial Highlights reflect actual operating expenses of the fund and do not include acquired fund fees and expenses.

[4]

SPARX USA has contractually agreed, until February 28, 2010, to waive receipt of its fees and/or assume direct expenses of the fund so that the fund’s total expenses (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.60% of the fund’s average daily net assets. Acquired fund fees and expenses, which are not direct expenses of the fund, are not included within this amount.

Expense example

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses, including operating expenses (except that only the first year of each of the periods shown reflects SPARX USA’s contractual agreement). The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

1 Year	3 Years	5 Years	10 Years
$163	$1,385	$2,584	$5,482

13

SPARX Asia Pacific Equity Income Fund

PAST PERFORMANCE

The following bar chart and table below shows the fund’s performance for its first full calendar year since its inception. The table compares the performance of the fund (before and after taxes) to that of the MSCI AC Asia Pacific Ex-Japan Index. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Past performance (before and after taxes) does not indicate how the fund will perform in the future. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter:    Q1‘08    (3.64)%    •    Worst Quarter:    Q3‘08    (17.32)%

Average annual total returns as of 12/31/08

	1 Year	Since Inception (8/31/07)
Investor shares
returns before taxes	(36.79)%	(25.11)%
Investor shares
returns after taxes on distributions[1]	(37.12)%	(25.98)%
Investor shares
returns after taxes on distributions and sale of fund shares[1]	(23.49)%	(21.43)%
MSCI AC Asia Pacific Ex-Japan Index[2]
reflects no deduction for fees, expenses or taxes	(51.71)%	(36.60)%
[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]

The MSCI AC Asia Pacific Ex-Japan Index is a free float-adjusted, capitalization weighted index of he stock markets of China, Hong Kong, Indonesia, Korea, Malaysia, the Philippines, Singapore, Taiwan, Thailand, Australia and New Zealand. The index is referred to for comparative purposes only and is not intended to parallel the risk of investment style of the fund. You cannot invest directly in the index.

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EXPENSES

As an investor, you may pay certain fees and expenses in connection with purchasing and holding shares of the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The funds have no sales charges (loads).

Shareholder fees (fees paid directly from your investment)
% of transaction amount
Maximum redemption fee[1]	2.00%

Annual fund operating expenses (expenses that are deducted from fund assets)
as a % of average daily net assets
Management fee	1.20%
Other expenses[2]	4.71%
Acquired fund fees and expenses[3]	0.04%
Total annual fund operating expenses[2]	5.95%
Fee waiver and/or expense reimbursement[4]	(4.31)%
Net expenses[4]	1.64%

[1]

The redemption fee will be retained by the fund and used to offset the transaction costs that short term-trading imposes on the fund and its remaining shareholders. This fee is charged only when selling shares you have owned for 60 days or less.

[2]	Other expenses include fees paid by the fund for miscellaneous items such as administration, transfer agency, custody, professional and registration fees.

[3]

Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in other mutual funds and other investment companies. To the extent the fund invests in another fund(s), the total annual fund operating expenses will not correlate to the ratio of expenses to average net assets in the fund’s Financial Highlights, as the Financial Highlights reflect actual operating expenses of the fund and do not include acquired fund fees and expenses.

[4]

SPARX USA has contractually agreed, until February 28, 2010, to waive receipt of its fees and/or assume direct expenses of the fund so that the fund’s total expenses (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.60% of the fund’s average daily net assets. Acquired fund fees and expenses, which are not direct expenses of the fund, are not included within this amount.

Expense example

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses, including operating expenses (except that only the first year of each of the periods shown reflects SPARX USA’s contractual agreement). The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

1 Year	3 Years	5 Years	10 Years
$163	$1,374	$2,563	$5,442

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MANAGEMENT

Investment Adviser and Sub-Investment Advisers

Each fund’s investment adviser is SPARX USA, 360 Madison Avenue, 24th Floor, New York, New York 10017.

The sub-investment adviser for Japan Fund and Japan Smaller Companies Fund is SPARX Asset Management Co., Ltd. (SPARX Japan), Gate City Ohsaki, East Tower 16F, 1-11-2 Ohsaki, Shinagawa-ku, Tokyo 141-0032, Japan.

The sub-investment adviser for Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund is PMA Capital Management Limited (PMACM), Harbour Place, 103 South Church Street, Grand Cayman, Cayman Islands. PMACM in turn has entered into a sub-investment advisory agreement with PMA Investment Advisors, Limited (PMAIA), 6th Floor, ICBC Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong.

SPARX USA, SPARX Japan, PMACM and PMAIA are all wholly-owned subsidiaries of SPARX Group Co., Ltd., a publicly-listed company traded on JASDAQ which is controlled by majority shareholder and Chairman, Mr. Shuhei Abe. SPARX USA, SPARX Japan, PMACM and PMAIA are all registered with the Securities and Exchange Commission (SEC) as investment advisers. In addition, SPARX Japan also is licensed in Japan as a discretionary investment adviser and investment trust management company, and PMA is registered with the Hong Kong Securities and Futures Commission. As of December 31, 2008, SPARX USA and SPARX Japan jointly had approximately $4.8 billion under management and PMACM and PMAIA together (PMA) had $1.6 billion under management.

For its services, SPARX USA receives an advisory fee from each fund, computed daily and payable monthly, as follows:

Japan Fund	1.00% of average daily net assets
Japan Smaller Companies Fund	1.20% of average daily net assets
Asia Pacific Opportunities Fund	1.20% of average daily net assets
Asia Pacific Equity Income Fund	1.20% of average daily net assets

SPARX USA, not the funds, pays sub-advisory fees to SPARX Japan and PMACM out of SPARX USA’s investment advisory fees from the funds, and PMACM pays PMAIA sub-advisory fees out of the fees it receives from SPARX USA. A discussion regarding the basis for the approval of the investment advisory and sub-investment advisory agreements for each fund is available in the funds’ annual report to shareholders for the fiscal year ended October 31, 2008.

Portfolio Managers

Japan Fund

Shuhei Abe, Co-Portfolio Manager. Mr. Abe began SPARX Group Co., Ltd. in 1989 with the establishment of SPARX Japan. He founded SPARX USA in 1994 and has been a portfolio manager of the Japan Fund as well as the Japan Smaller Companies Fund since its inception. Mr. Abe is Chief Investment Officer of SPARX Japan. In this capacity he is responsible for setting SPARX Japan’s policy on general market trends, the investment research and selection process, and the overall investment direction of SPARX Japan. Mr. Abe began his career as an analyst for Nomura Research Institute (Japan) where he worked until 1982. From 1982 to 1985, he worked in Japanese equity sales for Nomura Securities International (New York). In 1985, he formed Abe Capital Research where he managed Japanese equity investments for U.S. and European investors. Mr. Abe holds an MBA from Babson College and a BA in economics from Sophia University.

Masakazu Takeda, Co-Portfolio Manager. Mr. Takeda has been the fund’s co-portfolio manager since November 2006 and is responsible for day-to-day investment decisions. Mr. Takeda is an

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analyst and fund manager of SPARX Japan, which he joined in 1999. Prior to joining SPARX Japan, Mr. Takeda was employed by the Long Term Credit Bank of Japan (currently Shinsei Bank) and LTCB Warburg (now UBS Securities).

Smaller Companies Fund

Tadahiro Fujimura, Co-Portfolio Manager. Mr. Fujimura has been the fund’s co-portfolio manager since inception and is responsible for day-to-day investment decisions. Mr. Fujimura joined SPARX Japan as a senior fund manager in 1999. He is head of the Investment & Research Department, as well as responsible for overseeing the Japanese Small and Mid Cap Strategy. Prior to joining SPARX Japan, he was chief portfolio manager of the small cap investment team at Nikko Investment Trust & Management (currently Nikko Asset Management). Mr. Fujimura has a Bachelor’s degree in Economics from Tsukuba University and a MBA from the Wharton School, University of Pennsylvania. He is a Chartered Member of the Security Analysts Association of Japan and a Chartered Financial Analyst (CFA).

Shuhei Abe, Co-Portfolio Manager. Mr. Abe’s background and experience are described under “Portfolio Managers—Japan Fund” above. Mr. Abe has been the fund’s co-portfolio manager since inception.

Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund

Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund are team managed by a lead portfolio manager and co-portfolio managers, all of whom have been on the team since each fund’s inception. A lead portfolio manager is responsible for the day-to-day investment management decisions for the funds. Co-portfolio managers support the lead portfolio manager by providing investment intelligence on the Asia Pacific countries in which the funds may invest.

Tom Naughton, Lead Portfolio Manager. Mr. Naughton has been a portfolio manager since 1995, focusing exclusively on Asia ex-Japan. He joined PMA in 2002. He previously worked for USS Ltd., a private UK pension fund. Mr. Naughton graduated from University College London with a BSc (Hons) in Mathematics & Economics and is an Associate Member of the UK Society of Investment Professionals.

Tytus Michalski, Co-Portfolio Manager. Mr. Michalski joined PMA in 2004 from HSBC Asset Management to focus on TMT in Asia and to support the Long/Short Equity Strategies. He was with HSBC for four years as an investment manager where he was part of the Asia ex-Japan investment team with primary focus on Taiwan and the regional technology sector, including both stock coverage and portfolio construction for the absolute return accounts. Mr. Michalski holds a BA in Finance from the University of British Columbia and is a CFA.

Min Soo Kim, Co-Portfolio Manager. Mr. Kim joined PMA in 2006 from ABN AMRO where he was a Director of Private Banking focusing on Korean institutional, corporate and high net worth clients. Prior to ABN AMRO, he was an Executive Director at Goldman Sachs (New York and Hong Kong) in the Investment Management Division with responsibility for building their presence in Korea from 1999 to 2002. Mr. Kim graduated from Brown University with BA Degrees in Philosophy and Economics. He received his CFA designation in 1999.

The funds’ Statement of Additional Information provides further information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the fund they manage.

Code of Ethics. The funds, SPARX USA, SPARX Japan, PMACM and PMAIA have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The codes of ethics restrict the personal securities transactions of employees and require portfolio managers and other investment personnel to comply with the codes’ disclosure and other procedures. The primary purpose of the codes is to ensure that personal trading by employees does not disadvantage advisory clients, including the funds.

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BUYING AND SELLING SHARES AND OTHER SHAREHOLDER INFORMATION

BEFORE YOU INVEST

Prospectus

This Prospectus contains important information about the funds. Please read it carefully before you decide to invest.

Account registration

Once you have decided to invest in a fund, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs. Available forms of registration include:

•	Individual. If you have reached the legal age of majority in your state of residence, you may open an individual account.

•	Joint. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.

•	Custodial. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.

•	Business/trust. Corporations, trusts, charitable organizations and other businesses and entities may open accounts.

•

IRAs and other tax deferred accounts. The funds offer a variety of retirement accounts for individuals and institutions. Please refer to “Retirement Account Options,” for more information about these types of accounts.

Account minimums

You also need to decide how much money to invest. The initial purchase minimum for new accounts is $3,000, and the additional purchase minimum is $250. Japan Fund investors who were Institutional class shareholders prior to August 13, 2007 may continue to invest in Institutional class shares with a minimum additional purchase of $10,000. The investment minimums for Japan Fund Institutional shares may be waived or lowered for certain financial intermediary programs and for investment through financial intermediaries that have entered into special arrangements, including certain retirement plan programs.

Determining your share price

The price at which you purchase and sell a fund’s shares is called the fund’s net asset value (NAV) per share. Each fund calculates the NAV of each share class by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of outstanding shares of that class. Each fund calculates NAV once daily as of the close of regular session trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time—this NAV calculation is referred to simply as “4 p.m. ET” elsewhere in this Prospectus) on days the NYSE is open for business. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order and accepted by the fund’s transfer agent, or a broker-dealer or other

18

financial intermediary (described below) with the authority to accept orders on a fund’s behalf. This means that your purchase or redemption order must be received by 4 p.m. ET to receive the NAV for that day.

The value of each fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the funds use those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the closing price on that day. If there is no such reported sale or the valuation is based on the over-the-counter market, a security will be valued at the mean between the bid and asked quotations. Trading in securities on Japan and Asian Pacific exchanges and over-the-counter markets ordinarily is completed well before each fund’s NAV is calculated. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the funds’ NAVs), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the funds’ Board of Trustees. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs. Because the funds invest in Japan or other Asian securities, the value of the funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.

19

BUYING SHARES

You can buy shares directly from the funds, through their transfer agent, PNC Global Investment Servicing (U.S.) Inc., or through a financial intermediary that the funds have authorized. To open an account or buy additional shares from a fund, just follow these steps:

To Open an Account	To Add to an Existing Account

BY MAIL:	BY MAIL:

• Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.	• Complete the investment slip that is included in your account statement, and write your account number on your check.

•    Make your check payable to the fund. The funds do not accept cash, money orders, third party checks, travelers checks, starter checks, checks drawn on non-U.S. banks outside the U.S., checks not drawn in U.S. currency or other checks deemed to be high risk.

• If you no longer have your investment slip, please reference your name, the share class (for Japan Fund), account number and address on your check.

• For IRAs, please specify the year for which the contribution is made.	• Make your check payable to the fund.

Mail your application and check to: SPARX Asia Funds P.O. Box 9821 Providence, RI 02940-8021	Mail the slip and the check to: SPARX Asia Funds P.O. Box 9821 Providence, RI 02940-8021

By overnight courier, send to: SPARX Asia Funds c/o PNC Global Investment Servicing (U.S.) Inc. 101 Sabin Street Pawtucket, RI 02860	By overnight courier, send to: SPARX Asia Funds c/o PNC Global Investment Servicing (U.S.) Inc. 101 Sabin Street Pawtucket, RI 02860

BY TELEPHONE:	BY TELEPHONE:

• You may not make your initial purchase by telephone.

•    You automatically have the privilege to purchase additional shares by telephone if you have established bank information on your account unless you have declined this service on your account application. You may call 1-800-632-1320 to purchase shares for an existing account.

• Investments made by electronic funds transfer must be in amounts of at least $250 ($10,000 for Institutional shares investors) and not greater than $50,000 (and subject to investment minimums).

BY WIRE:	BY WIRE:

• To purchase shares by wire, the transfer agent must have received a completed application and issued an account number to you. Call 1-800-632-1320 for instructions prior to wiring the funds.	• Send your investment to PNC Bank, by following the instructions listed in the column to the left.

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Send your investment to PFPC Trust Company., with these instructions:
PNC Bank ABA: 031000053 DDA: 8611736654

For further credit to:
SPARX Asia Funds, [fund name] investor account number; name(s) of investor(s); SSN or TIN; share class (for Japan Fund)

If your purchase request is received by the funds’ transfer agent or other authorized agent by 4 p.m. ET on a day when the funds are open for business, your request will be executed at that day’s NAV, provided that your application is in good order. “Good order” means that we have received your completed, signed application, your payment, and your tax identification number information. If your request is received after 4 p.m. ET it will be priced at the next business day’s NAV. Shares purchased by wire will receive the NAV next determined after the transfer agent receives your completed application, the wired funds and all required information is provided in the wire instructions.

Customer identification program

Federal regulations require the funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number at the time you open an account. Additional information may be required in certain circumstances. Applications without such information will be rejected. To the extent permitted by applicable law, the funds reserve the right to place limits on transactions in your account until your identity is verified. The funds may close your account or take other steps as deemed reasonable if the funds are unable to verify your identity.

Abusive trading practices

Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the funds and their shareholders, including shareholders not engaged in such activity. In addition, such activity may dilute the value of fund shares held by long-term investors. The funds’ Board of Trustees has approved policies and procedures with respect to frequent purchases and redemptions of fund shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in fund shares. The funds will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of Japan and Asia Pacific securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the time when market prices are determined and calculation of the funds’ NAV, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Buying and Selling Shares—Before You Invest—Determining your share price” above. The funds’, SPARX USA’s, SPARX Japan’s and PMA’s codes of ethics with respect to personal trading contain limitations on trading in fund shares.

The funds reserve the right to refuse, in their sole discretion, any purchase or exchange request that could adversely affect the funds, their operations or their shareholders, including those from any individual or group who, in the funds’ view, is likely to engage in excessive trading, market timing or other abusive trading practices, and, where a particular account appears to be engaged in abusive trading practices, the funds may seek to restrict future purchases of fund shares by that account or may temporarily or permanently terminate the availability of the exchange

21

privilege, or reject in whole or part any exchange request, with respect to such investor’s account. Multiple accounts under common ownership or control may be considered one account for purposes of determining abusive trading practices.

Each fund deducts a 2.00% redemption fee on sales of shares owned for 60 days or less (not charged on shares acquired through dividend reinvestment), except that the redemption fee may be waived for certain retirement plans, as approved by the fund. As described below, a fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the fund. The funds’ policy on abusive trading practices does not apply to any automatic investment privilege.

These policies apply to all fund accounts except as noted above. However, while the funds and SPARX will take reasonable steps to prevent trading practices deemed to be harmful to the funds by monitoring fund share trading activity, they may not be able to prevent or identify such trading. The funds’ ability to monitor, and impose restrictions on, trading conducted through certain financial intermediaries or omnibus accounts may be severely limited due to the lack of access by the funds or their service providers to information about such trading activity.

Additional purchase information

In addition to the purchase limitations above, the funds also may reject a purchase order for any other reason, including if you are investing for another person as attorney-in-fact or if any investment lists “Power of Attorney” or “POA” in the registration section.

If your check or Automated Clearing House (ACH) purchase does not clear for any reason, your purchase will be canceled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the fund or the transfer agent. The fund may redeem shares in your account as reimbursement for any such losses.

If you do not certify the accuracy of your Taxpayer Identification Number on your account application, the funds will be required to withhold federal income tax at the rate set forth in applicable Internal Revenue Service rules and regulations from all of your dividends, capital gain distributions and redemptions.

This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction. Your application may be rejected if it does not contain a U.S. address.

The funds do not issue certificates for shares.

Transactions through financial intermediaries and their designees

In addition to purchasing shares directly from a fund, you may invest through financial advisers, broker-dealers and other financial intermediaries authorized by the fund to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may charge transaction and other fees, and may set different minimum investments or limitations on buying and selling shares, than those described in this Prospectus. In addition, these intermediaries may place limits on your ability to use services the funds offer.

Intermediaries may also be authorized to designate other intermediaries to receive purchase and redemption orders on the funds’ behalf. In these cases, a fund will be deemed to have received an order when an authorized financial intermediary or its designee accepts the order, and your order will be priced at the relevant NAV next computed after it is received in good order by the financial intermediary or its designee. Authorized financial intermediaries and their designees are responsible for transmitting accepted orders and payment for the purchase of shares to the

22

transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be canceled, and the financial intermediary will be held responsible for any resulting fees or losses.

SELLING SHARES

You may sell your shares on any day the funds are open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The funds normally pay redemption proceeds within two business days, but may take up to seven days.

By mail

•

Send a letter of instruction that includes your account number, the fund name, the share class (for Japan Fund), the dollar value or number of shares you want to sell, and how and where to send the proceeds.

•	Sign the request exactly as the shares are registered. All registered owners must sign.

•	Include a Medallion signature guarantee, if necessary (see “Signature Guarantees” below).

Mail your request to:	REGULAR MAIL SPARX Asia Funds c/o PNC Global Investment Servicing (U.S.) Inc. P.O. Box 9821 Providence, RI 02940-8021	OVERNIGHT COURIER SPARX Asia Funds c/o PNC Global Investment Servicing (U.S.) Inc. 101 Sabin Street Pawtucket, RI 02940-0821

By telephone

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

Call 1-800-632-1320, between 8:00 a.m. and 8:00 p.m., Eastern time. You may redeem as little as $500 and as much as $50,000 by telephone.

Redemption requests received in good order by 4 p.m. ET on any day that the funds are open for business will be processed at that day’s NAV. This means that your redemption order must be received by 4 p.m. ET to receive the NAV for that day. “Good order” means that the request includes the fund name, the share class (for Japan Fund), and your account number, the amount of the transaction (in dollars or shares), the signatures of all owners exactly as registered on the account, and any required signature guarantees. Redemption requests sent by facsimile will not be honored.

Please note that the funds may establish different requirements or privileges or require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-800-632-1320.

Redemption fee

If you are selling shares you have owned for 60 days or less, a fund may deduct a 2.00% redemption fee (not charged on shares acquired through dividend reinvestment).

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Additional redemption provisions

Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.

If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you did not make a tax election on your IRA application, we will automatically withhold 10% of your redemption proceeds.

If you paid for your fund shares with a check, the fund will process your redemption on the day it receives your request; however, it will not pay your redemption proceeds until your check has cleared, which may take up to 15 days from the date of purchase. Please note that this provision is intended to protect the funds and their shareholders from loss. You can avoid this delay by purchasing shares by a federal funds wire. If you request payment of redemption proceeds by wire transfer, payment will be transmitted only on days that commercial banks are open for business. There is currently no fee for payment of redemption proceeds by federal funds wire when you redeem your shares directly from the funds.

The funds reserve the right to suspend the redemption of fund shares when the SEC orders that the securities markets are closed; trading is restricted for any reason; an emergency exists and disposal of securities owned by a fund is not reasonably practicable; or a fund cannot fairly determine the value of its net assets or the SEC permits the suspension of the right of redemption or postpones the date of payment of a redemption.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any automatic purchase plan that you have initiated for the account will be canceled.

If the amount you redeem is large enough to affect a fund’s operations, the fund may pay your redemption “in kind.” This means that the fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

Redeeming shares through financial intermediaries

A financial intermediary may charge a fee to redeem your fund shares. If the financial intermediary is the shareholder of record, the funds may accept redemption requests only from the intermediary.

Telephone transactions

In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The funds reserve the right to temporarily discontinue or limit the telephone purchase and redemption privileges at any time during such periods. If you are unable to reach the funds by telephone, please send your redemption request via overnight courier.

The funds reserve the right to refuse a telephone redemption request if they believe it is advisable to do so. The funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The funds may implement other procedures from time to time. If these procedures are followed, the funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

Signature guarantees

The funds will generally require the Medallion signature guarantee of each account owner to redeem shares in the following situations:

•	to change ownership on your account;

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•	to send redemption proceeds to a different address than is currently on the account;

•	to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;

•	if a change of address request has been received by the transfer agent within the last 30 days; or

•	if your redemption is greater than $50,000.

Please note that a signature guarantee may not be sent by facsimile.

The funds require Medallion signature guarantees to protect both you and the funds from possible fraudulent requests to redeem shares. You must obtain a signature guarantee from a participant in the Securities Transfer Association Medallion Program. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions that participate in the Medallion Program. You should call the company before seeking a signature guarantee to make sure it is a Medallion Program participant. A notary public is not an acceptable signature guarantor.

Small accounts

All fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the funds reserve the right to close an account when a redemption leaves your account balance below $1,000 ($100,000 for Institutional shares). We will notify you in writing before we close your account and you will have 60 days to add additional money to bring the balance up to the required level. This provision does not apply to retirement plan accounts or UGMA/UTMA accounts.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments and distributes these gains (less any losses) to shareholders as capital gains distributions. The funds, other than Asia Pacific Equity Income Fund, normally pay dividends and capital gains distributions annually. Asia Pacific Equity Income Fund intends to make dividend distributions semi-annually and capital gains distributions annually. Estimates of annual dividend and distribution payments may be available prior to payment at http://www.sparxasiafunds.com or by calling 1-800-632-1320.

Fund dividends and capital gains distributions will be reinvested in the relevant fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income, including any net realized capital gains, to shareholders so that the funds will pay no federal income tax on net investment income and net realized gains.

Distributions paid by the funds are subject to U.S. federal income tax and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). An exchange of a fund’s shares for shares of another fund will be treated as a sale of the fund’s shares, and any gain on the transaction may be subject to income taxes. For U.S. federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from Japanese companies and certain companies in the Asia Pacific region, as well as U.S. corporations, and distributions of long-term capital gains, generally are taxable to U.S. individual shareholders as qualified dividends and capital gains. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether

25

you reinvest your distributions or take them in cash. High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.

Your redemption of shares may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive upon redemption. If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing. In particular, the tax information provided above is intended primarily for individual shareholders who are U.S. persons. Other shareholders can be expected to have other tax considerations (including withholding for non-U.S. shareholders) and should consult their own tax advisers.

CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account. Common changes include:

•

Name changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

•	Address changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the transfer agent with any changes at 1-800-632-1320.

•

Transfer of account ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, address and Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the transfer agent at 1-800-632-1320 to determine what additional documents are required.

SPECIAL FEATURES AND SERVICES

Retirement account options. Each fund offers a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call 1-800-632-1320. You should consult with your legal and/or tax adviser before you establish a retirement account.

The funds currently accept investments into the following kinds of retirement accounts:

•	Traditional IRA (including spousal IRA)

•	“Rollover” IRA

•	Roth IRA

•	SEP-IRA

ACH transactions. If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-632-1320.

26

Website. You can obtain the most current Prospectus and shareholder report for the funds, as well as net asset values, applications and other fund information, by visiting the funds’ website at www.sparxasiafunds.com.

Automatic investment plan. To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $1,000 and a minimum investment of $250 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on the 5th, 10th, 15th, 20th or 25th day of each month. There is no charge for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be canceled and you will be responsible for any resulting losses to the fund. Your automatic investment plan will be terminated in the event two successive mailings to you are returned by the U.S. Post Office as undeliverable. If this occurs, you must call or write to reinstate your automatic investment plan. Any changes to your banking information upon reinstatement will require a Medallion signature guarantee. You can terminate your automatic investment plan at any time by calling the fund at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call
1-800-632-1320 for assistance. This feature is not available for Japan Fund Institutional shares.

Exchange privilege. The exchange privilege allows you to exchange shares of one fund that have been held for seven days or more for shares of another fund in an identically registered account. Shares will be exchanged at the next determined NAV, subject to any applicable redemption fee. There is no other cost associated with this service. All exchanges are subject to the minimum initial investment requirements.

A shareholder may exchange shares by writing or calling the transfer agent. To exchange shares by telephone, the shareholder must have properly completed and submitted to the transfer agent either an account application authorizing such exchanges or a signed letter requesting that the exchange privilege be added to the account. The transfer agent’s toll-free number for exchanges is 1-800-632-1320. In order to confirm that telephone instructions for exchanges are genuine, the funds have established reasonable procedures to be employed by the funds and the transfer agent, including the requirement that a form of personal identification be provided.

The funds reserve the right to limit the number of times shares may be exchanged between funds, to reject any telephone exchange order, or to otherwise modify or discontinue the exchange privilege at any time. If an exchange request is refused, the funds will take no other action with respect to the shares until they receive further instructions from the investor. See “Buying Shares-Abusive Trading Practices” for more information about restrictions on exchanges.

OTHER SHAREHOLDER INFORMATION

You will receive a confirmation each time you buy, sell or exchange fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

You will receive periodic statements listing all distributions, purchases, exchanges and redemptions of fund shares for the preceding period. Your year-end statement will include a listing of all transactions for the entire year.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each fund for the fiscal periods indicated. “Total Return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the Annual Report, which is available upon request.

JAPAN FUND	INSTITUTIONAL SHARES
	For the Year Ended October 31
	2008		2007		2006		2005		2004
Selected Per Share Data

Net asset value, beginning of period	$16.33		$17.27		$17.44		$13.31		$10.00

Income (loss) from investment operations

Net investment income (loss)	0.05		—	(a)	(0.06)	(b)	(0.02)	(b)	(0.04)
Net realized and unrealized gain (loss) on investments	(6.60)		(0.94)		0.61		4.87		3.25

Total income (loss) from investment operations	(6.55)		(0.94)		0.55		4.85		3.21

Other

Distributions from investment income	—		—		(0.56)		—		—
Distributions from capital gains	—		—		(0.17)		(0.72)		—

Total distributions	—		—		(0.73)		(0.72)		—

Redemption fees	—	(a)	—		0.01		—	(a)	0.10

Net asset value, end of period	$9.78		$16.33		$17.27		$17.44		$13.31

Total Return	(40.11)%		(5.44)%		2.90%		38.41%		33.10%

Supplemental Data and Ratios
Net assets, end of period (in thousands)	$37,031		$82,936		$105,147		$53,166		$8,139

Ratios to average net assets:
Expenses, net of waivers and reimbursements	1.25%		1.25%		1.25%		1.25%		1.25%
Expenses, before waivers and reimbursements	1.72%		1.67%		1.66%		3.63%		9.07%
Net investment income (loss), net of waivers and reimbursements	0.37%		(0.00)%		(0.30)%		(0.15)%		(0.34)%
Net investment income (loss), before waivers and reimbursements	(0.10)%		(0.42)%		(0.71)%		(2.53)%		(8.16)%
Portfolio turnover rate	35%		111%		89%		73%		125%

(a)	Amount represents less than $0.005 per share.
(b)	Calculated based on average shares outstanding.

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JAPAN FUND	INVESTOR SHARES
	For the Year Ended October 31,
	2008		2007	2006		2005		2004
Selected Per Share Data

Net asset value, beginning of period	$16.24		$17.20	$17.41		$13.28		$10.00

Income (loss) from investment operations

Net investment income (loss)	(0.05)		(0.03)	(0.10)	(a)	(0.06)	(a)	(0.08)
Net realized and unrealized gain (loss) on investments	(6.56)		(0.93)	0.60		4.90		3.26

Total income (loss) from investment operations	(6.51)		(0.96)	0.50		4.84		3.18

Other

Distributions from investment income	—		—	(0.55)		—	(b)	—
Distributions from capital gains	—		—	(0.17)		(0.71)		—

Total distributions	—		—	(0.72)		(0.71)		—

Redemption fees	—	(b)	—	0.01		—		0.10

Net asset value, end of period	$9.73		$16.24	$17.20		$17.41		$13.28

Total Return	(40.09)%		(5.58)%	2.64%		38.36%		32.80%

Supplemental Data and Ratios
Net assets, end of period (in thousands)	$15,860		$19,542	$26,230		$23,488		$2,609

Ratios to average net assets:
Expenses, net of waivers and reimbursements	1.25%		1.45%	1.50%		1.50%		1.50%
Expenses, before waivers and reimbursements	1.72%		1.87%	2.22%		4.24%		10.78%
Net investment income (loss), net of waivers and reimbursements	0.37%		(0.20)%	(0.55)%		(0.40)%		(0.59)%
Net investment income (loss), before waivers and reimbursements	(0.10)%		(0.62)%	(1.27)%		(3.14)%		(9.87)%
Portfolio turnover rate	35%		111%	89%		73%		125%

(a)	Calculated based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.

29

JAPAN SMALLER COMPANIES FUND
	For the Year Ended October 31, 2008		For the Period Ended October 31, 2007(a)
Selected Per Share Data

Net asset value, beginning of period	$10.98		$10.00

Income (loss) from investment operations

Net investment income (loss)	0.02	(b)	—	(c)
Net realized and unrealized gain (loss) on investments	(4.08)		0.98

Total income (loss) from investment operations	(4.06)		0.98

Other

Distributions from investment income	(0.07)		—

Total Distributions	(0.07)		—

Redemption fees	0.02		—

Net asset value, end of period	$6.87		$10.98

Total Return	(37.00)%		9.80%	(d)

Supplemental Data and Ratios
Net assets, end of period (in thousands)	$11,742		$5,583

Ratio to average net assets:
Expenses, net of waivers and reimbursements	1.60%		1.60%	(e)
Expenses, before waivers and reimbursements	4.47%		9.73%	(e)
Net investment income (loss), net of waivers and reimbursements	0.26%		(0.02)%	(e)
Net investment income (loss), before waivers and reimbursements	(2.60)%		(8.15)%	(e)
Portfolio turnover rate	55%		13%	(d)

(a)	The fund commenced operations on August 31, 2007.
(b)	Calculated based on average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

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ASIA PACIFIC OPPORTUNITIES FUND
	For the Year Ended October 31, 2008		For the Period Ended October 31, 2007(a)
Selected Per Share Data

Net asset value, beginning of period	$12.48		$10.00

Income (loss) from investment operations

Net investment income (loss)	0.28		—	(b)
Net realized and unrealized gain (loss) on investments	(6.05)		2.48

Total income (loss) from investment operations	(5.77)		2.48

Other

Distributions from investment income	(0.13)		—
Distributions from capital gains	(0.22)		—

Total distributions	(0.35)		—

Redemption fees	—	(b)	—

Voluntary contribution from adviser	0.04		—

Net asset value, end of period	$6.40		$12.48

Total Return	(47.07)%	(c)	24.80%	(d)

Supplemental Data and Ratios
Net assets, end of period (in thousands)	$3,625		$6,368

Ratio to average net assets:
Expenses, net of waivers and reimbursements	1.60%		1.60%	(e)
Expenses, before waivers and reimbursements	5.97%		9.17%	(e)
Net investment income (loss), net of waivers and reimbursements	2.75%		0.12%	(e)
Net investment income (loss), before waivers and reimbursements	(1.61)%		(7.45)%	(e)
Portfolio turnover rate	164%		26%	(d)

(a)	The fund commenced operations on August 31, 2007.
(b)	Amount represents less than $0.005 per share.
(c)	If SPARX USA had not made a voluntary capital contribution to the fund, the total return would have been (47.40)%.
(d)	Not annualized.
(e)	Annualized.

31

ASIA PACIFIC EQUITY INCOME FUND
	For the Year Ended October 31, 2008		For the Period Ended October 31, 2007(a)
Selected Per Share Data

Net asset value, beginning of period	$11.30		$10.00

Income (loss) from investment operations

Net investment income (loss)	0.32		0.01
Net realized and unrealized gain (loss) on investments	(5.07)		1.29

Total income (loss) from investment operations	(4.75)		1.30

Other

Distributions from investment income	(0.13)		—
Distributions from capital gains	(0.17)		—

Total distributions	(0.30)		—

Redemption fees	—	(b)	—

Voluntary contribution from adviser	0.01		—

Net asset value, end of period	$6.26		$11.30

Total Return	(42.93)%	(c)	13.00%	(d)

Supplemental Data and Ratios
Net assets, end of period (in thousands)	$4,196		$5,701

Ratio to average net assets:
Expenses, net of waivers and reimbursements	1.60%		1.60%	(e)
Expenses, before waivers and reimbursements	5.91%		9.89%	(e)
Net investment income (loss), net of waivers and reimbursements	3.46%		0.66%	(e)
Net investment income (loss), before waivers and reimbursements	(0.84)%		(7.64)%	(e)
Portfolio turnover rate	82%		43%	(d)

(a)	The fund commenced operations on August 31, 2007.
(b)	Amount represents less than $0.005 per share.
(c)	If SPARX USA had not made a voluntary capital contribution to the fund, the total return would have been (43.02)%.
(d)	Not annualized.
(e)	Annualized.

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FOR MORE INFORMATION

Disclosure of Portfolio Holdings

The funds will publicly disclose their ten largest holdings and sector weights as reported on a month-end basis and quarterly portfolio commentary discussing certain fund holdings during that quarter, on their website at the following Internet address: www.sparxasiafunds.com, under “Fact Sheets,” “Top Holdings & Sector Allocation” and “Manager Commentary,” approximately 10 days after such month end or quarter end, as applicable. In addition, the funds will publicly disclose their full portfolio holdings on a month-end basis approximately 90 days after such month end at www.sparxasiafunds.com under “Top Holdings & Sector Allocation.” The information will remain accessible at least until the funds file a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. For month-ends at fiscal quarter-ends, portfolio holdings are disclosed within 60 days of month-end (for the first and third fiscal quarters) in the funds’ filings on Form N-Q and within 70 days of month-end (for the second and fourth fiscal quarters) in the funds’ filings on Form N-CSR. A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ statement of additional information.

More information on the funds is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the funds and their policies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this Prospectus).

Semi-annual and annual reports

The funds send semi-annual and annual reports to shareholders. These reports provide financial information on your investments and give you a “snapshot” of the funds’ portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the annual report discusses factors, including market conditions and the funds’ investment strategies and techniques, which materially affected the funds’ performance during its last fiscal year.

TO OBTAIN INFORMATION:

By telephone:

Call 1-800-632-1320

By mail:    Write to

SPARX ASIA FUNDS

P.O. Box 9821

Providence, RI 02940-8021

On the Internet:  Text-only versions of certain fund documents, including the funds’ SAI and annual and semi-annual reports, can be viewed online or downloaded free of charge from:

http://www.sec.gov or http://www.sparxasiafunds.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or, by e-mail request to publicinfo@sec.gov, or by writing to the U.S. Securities and Exchange Commission, Office of Investor Education and Advocacy, 100 F Street, NE, Washington, D.C. 20549-0213.

© 2009 SPARX Asia Funds SEC file number: 811-21419

SPARX ASIA FUNDS

SPARX Japan Fund

SPARX Japan Smaller Companies Fund

SPARX Asia Pacific Opportunities Fund

SPARX Asia Pacific Equity Income Fund

P.O. Box 9821

Providence, RI 02940-8021

1-800-632-1320

STATEMENT OF ADDITIONAL INFORMATION

February 27, 2009

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the current Prospectus for the Funds, dated February 27, 2009, as it may be revised from time to time. The financial statements, accompanying notes and report of independent registered public accounting firm contained in the Funds’ Annual Report for the fiscal year ended October 31, 2008 are incorporated by reference into this SAI. To obtain a free copy of the Funds’ Prospectus, Annual Report and Semi-Annual Report, please write to the address or call the telephone number above.

Capitalized terms used but not defined in this SAI have the meanings assigned to them in the Prospectus.

INFORMATION ABOUT THE TRUST AND THE FUNDS

SPARX Asia Funds (the “Trust”) is a no-load, open-end management investment company organized as a Massachusetts business trust on July 24, 1995. Prior to July 25, 2007, the Trust’s name was SPARX Funds Trust. The Trust currently has four investment portfolios (series): SPARX Japan Fund (“Japan Fund”), SPARX Japan Smaller Companies Fund (“Japan Smaller Companies Fund”), SPARX Asia Pacific Opportunities Fund (“Asia Pacific Opportunities Fund”) and SPARX Asia Pacific Equity Income Fund (“Asia Pacific Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a separate mutual fund with its own investment objective, strategies and risks.

Each Fund currently offers one class of shares, except the Japan Fund, which offers Institutional shares for additional investment by shareholders who held investments in Institutional shares prior to August 13, 2007.

Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Trust’s Agreement and Declaration of Trust (the “Trust Agreement”) disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in the agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Trust Agreement provides for indemnification from each Fund’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trust intends to conduct its operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of a Fund.

Generally, all shares have equal voting rights and will be voted in the aggregate, and, for Japan Fund, not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in this SAI, the vote of a majority of the outstanding voting securities means, with respect to the Trust or a Fund, the vote of the lesser of (1) 67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of the Trust or Fund, as the case may be, are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or Fund, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

Shareholders are not entitled to any preemptive, subscription or conversion rights and are freely transferable. All shares, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable by the Trust. Each share of the applicable class of Japan Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. In the event of the liquidation of Japan Fund, shares of each class of the Fund are entitled to receive the assets attributable to such class of the Fund that are available for distribution based upon the relative net assets of the applicable class.

Unless otherwise required by the Investment Company Act of 1940, as amended (the “1940 Act”), ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a Trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing

Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

The Trust is a “series fund,” which is a mutual fund that may be divided into separate investment portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one Fund is not deemed to be a shareholder of any other Fund. For certain matters shareholders vote together as a group; as to others they vote separately by Fund.

To date, the Board has authorized the creation of four series. All consideration received by the Trust for shares of a Fund, and all assets in which such consideration is invested, will belong to the Fund (subject only to the rights of creditors of the Trust) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a Fund would be treated separately from those of another fund subsequently created. The Trust has the ability to create, from time to time, new series without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by such matter. Rule 18f-2 further provides that a fund shall be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical or that the matter does not affect any interest of such fund. The Rule exempts the selection of independent auditors and the election of Trustees from the separate voting requirements of the rule.

The Funds will send annual and semi-annual financial statements to shareholders.

ADDITIONAL INFORMATION ABOUT INVESTMENT

STRATEGIES, POLICIES AND RISKS

Some of the different types of securities in which each Fund may invest, subject to its investment objective, policies and restrictions, and risks associated with investing in the Funds, are described in the Prospectus under “The Funds.” Additional information concerning certain of the Funds’ investment strategies, policies and risks is set forth below.

Japanese and Asia Pacific Securities. Securities markets in Japan and other Asian countries may operate differently than those in the U.S. and present different risks. Securities trading volume and liquidity may be less than in U.S. markets and, at times, market price volatility may be greater.

Because evidences of ownership of the Funds’ investments will generally be held outside the U.S., the Funds will be subject to additional risks which include possible adverse political, social and economic developments, adoption of governmental laws or restrictions which might adversely affect securities holdings of investors located outside Japan and other Asian countries, whether related to currency or otherwise. Moreover, the Funds’ portfolio securities may trade on days when the Funds do not calculate net asset value (“NAV”) and thus affect the Funds’ NAVs on days when investors have no access to the Funds.

Equity Securities. Equity securities, including common stock, preferred stock, warrants and other rights, and securities convertible into or exchangeable for common stocks, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

Changes in the value of a Fund’s investments will result in changes in the value of its shares and thus the Fund’s total return to investors.

The prices of securities of mid and small capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies. These securities typically are traded in lower volume and their issuers typically are more subject to changes in earnings and prospects or may have no earnings or have experienced losses. The Funds generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company’s stock price may decline sharply and its securities may become less liquid.

Venture stage companies present the risks of investment in small companies plus certain additional risks. Venture stage companies represent highly speculative investments, because the concepts generally are unproven, the companies have little or no track record, and the prospect of an initial public offering is highly contingent upon factors that are often not in the companies’ control. For example, since venture stage companies are not subject to public reporting requirements and do not file periodic reports, there is less publicly available information about them than there is for other small companies, if there is any at all. Each Fund therefore must rely solely on its investment adviser, SPARX Investment & Research, USA, Inc. (“SPARX USA”) and sub-investment advisers (together with SPARX USA, “SPARX”), to obtain adequate information to evaluate the potential returns from investing in these companies. In addition, venture stage companies tend to rely even more heavily on the abilities of their key personnel than more mature companies do. Competition for qualified personnel and high turnover of personnel are particularly prevalent in venture stage companies. The loss of one or a few key managers can substantially hinder or delay a venture stage company’s implementation of its business plan. The ability to realize value from an investment in a venture stage company is to a large degree dependent upon the successful completion of the company’s initial public offering or the sale of the venture stage company to another company, which may not occur for a period of several years after the date of investment, if ever.

Common and Preferred Stocks. Stocks represent share ownership in a company. Generally, preferred stock pays a specified dividend and ranks after bonds and before common stock in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. These investments would be made primarily for their capital appreciation potential. A Fund may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Initial Public Offerings. An initial public offering (“IPO”) is a company’s first offering of stock to the public. Shares are given a market value reflecting expectations for the company’s future growth. Companies engaged in IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies’ securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons. However, some IPO investments may experience significant gains, and it is possible that if a Fund’s strategy included investing more of its assets in IPOs, the Fund’s performance (particularly performance over short periods when IPOs are available for investment) would be greater. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on the fund’s performance. There is no assurance that IPOs that are consistent with SPARX’ intrinsic value philosophy and process employed for the Funds will be available for investment or that the Funds will have access to any such IPOs that do occur.

IPO securities will typically be sold when SPARX believes their market price has reached full value and may be sold shortly after purchase.

Warrants. A warrant is a form of derivative (described below) that gives the holder the right to subscribe to a specified amount of the issuing corporation’s capital stock at a set price for a specified period of time.

Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Certain Japanese companies issue convertible securities denominated in euros.

Depositary Receipts. The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the U.S. typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U.S. securities markets and GDRs in bearer form are designed for use outside the U.S.

These securities may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities.

Real Estate Investment Trusts. The Funds may invest in real estate companies that include companies with similar characteristics to the U.S. real estate investment trust (“REIT”) structure in which revenue consists primarily of rent derived from owned, income-producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited. A number of countries have created REIT-like regimes, which allow real estate investment companies to benefit from “flow through” tax treatment, including Australia (since 1985), Japan (since 2000), South Korea (since 2001), Singapore (since 2002) and Hong Kong (since 2003).

One example of a REIT-like regime in which the Funds may invest, and which may have characteristics similar to other types of REIT-like regimes in which the Funds may invest, is a Japan real estate investment trust (“J-REITs”). A J-REIT is an investment vehicle with real estate in Japan as its underlying assets. Income is generated by rents and sale proceeds and distributed to investors in the form of dividends. The J-REIT investment vehicle was modeled on U.S. REITs. Like the U.S. REIT, distributions paid to investors are, under qualifying conditions, deductible from the J-REITs taxable income, thereby providing a tax-efficient flow-through investment vehicle for investors. Typically J-REITs are a special purpose corporation established for the purpose of investing in and managing real estate assets where the corporation uses investors’ money and third party funding to buy real estate, in return for which investors receive investment certificates carrying ownership rights, including dividend entitlement. These certificates can be bought and sold on the Japanese stock exchange where they are listed. Although the corporation is technically responsible for owning and managing the real estate properties, in reality this function is sub-contracted to a third party manager. The values of securities issued by J-REITs are affected by the Japan real estate market, real estate yields and interest rates and tax and regulatory requirements and by perceptions of management skill. Some J-REITs are heavily concentrated in specific types of properties, such as office buildings, and are particularly susceptible to developments affecting these types of properties.

Investment Companies. The Funds may invest in securities issued by registered and unregistered investment companies. Under the 1940 Act, a Fund’s investment in such securities, subject to certain exceptions, currently is limited to (1) 3% of the total voting stock of any one investment company, (2) 5% of the Fund’s total assets in any one investment company and (3) 10% of the Fund’s total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

Exchange-Traded Funds. The Funds may invest in shares of exchange-traded investment companies (collectively, “ETFs”) which are typically designed to provide investment results corresponding to a securities or commodities index. ETFs are frequently units of beneficial interest in an investment trust or are interests in an open-end investment company, in each case representing a portfolio of all or substantially all of the components of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the components of the benchmark index.

The values of ETFs are subject to change as the values of their respective components fluctuate according to market volatility. Investments in equity ETFs, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies in the weighting of securities.

Equity-Linked Securities. The Funds may invest to a limited extent in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. Equity-linked securities may be considered illiquid.

Fixed-Income Securities. The Funds may invest in corporate debt obligations and other fixed-income securities when management believes that such securities offer opportunities for capital appreciation. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by a Fund may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a Fund security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of gold bullion or other precious metals.

Foreign Government Obligations; Securities of Supranational Entities. The Funds may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities. These securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the Asian Development Bank.

Repurchase Agreements. The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Funds’ custodian, or sub-custodian employed in connection with tri-party repurchase agreement transactions, will have custody of and will segregate securities acquired by a Fund under a repurchase agreement. In connection with its third-party repurchase transactions, a Fund will employ only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the “SEC”) to be loans by a Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will enter into repurchase agreements only with U.S. banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Funds may invest and, in the case of tri-party repurchase agreements, U.S. government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

U.S. Government Securities. The Funds may invest in U.S. Treasury securities, which include Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, the Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury, and others may be supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, or only by the credit of the U.S. government agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government currently provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Zero Coupon, Pay-In-Kind and Step-Up Securities. The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. The Funds may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds. The Funds also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Short Selling. Although it has no current intention to do so, the Funds may engage in short selling. In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. The Funds also may make short sales “against the box,” in which a Fund enters into a short sale of a security it owns. If a Fund engaged in short sale transactions, it would not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund’s net assets. Until the Fund closes its short position or replaces the borrowed security, it will (1) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short or (2) otherwise cover its short position.

Borrowing Money. Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33 1/3% of the value of its total assets. The Funds do not currently intend to borrow money for investment purposes (leverage).

Forward Commitments. The Funds may purchase securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when a Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its NAV per share.

Securities Lending. The Funds may, but do not currently intend to, lend securities from their portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, a Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or

“rebate” from any return earned on the investment. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by SPARX to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Funds will minimize this risk by limiting the investment of cash collateral to repurchase agreements or other high quality instruments with short maturities.

Derivatives. The Funds may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance. No assurance can be given that any of these instruments will be available to the Funds on a cost-effective basis, that they will be used, or, if used, will achieve the intended result.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, SPARX will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Neither the Trust nor the Funds will operate as a commodity pool. In addition, as a registered investment company, the Trust has filed notice with the Commodity Futures Trading Commission (the “CFTC”) and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, neither the Trust nor the Funds are subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Futures Transactions – General. The Funds may enter into futures contracts in U.S. domestic markets or, if applicable, on exchanges located outside the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities that are traded on domestic exchanges or those which are not. Unlike trading on U.S. commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss to a Fund, which could adversely affect the value of the Fund’s net assets. Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses.

Successful use of futures by a Fund also is subject to the ability of SPARX to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund’s ability otherwise to invest those assets.

Specific Futures Transactions. The Funds may purchase and sell currency, stock index and interest rate futures contracts. A currency future obligates a Fund to purchase or sell an amount of a specific currency at a future date at a specific price. A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day. An interest rate future obligates a Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Options – General. The Funds may purchase call and put options and may write (i.e., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options that it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. The Funds may purchase and sell call and put options in respect of currencies, specific securities (or groups or “baskets” of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. Options on currency convey the right to buy or sell the underlying currency at a price that is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires. An option on a stock index is similar to an option in respect to specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

The Funds may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities that usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

Successful use by a Fund of options will be subject to the ability of SPARX to predict correctly movements in the prices of individual stocks, the stock market generally or currencies. To the extent such predictions are incorrect, the Fund may incur losses.

Swaps. The Funds may enter into currency, equity, interest rate and index swap agreements in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate), or in a “basket” of securities representing a particular index. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

Foreign Currency Transactions. The Funds may, but are not obligated to, hedge their exposure to foreign currencies. The Funds also may seek to gain exposure to the foreign currency in an attempt to realize gains. A Fund’s success in these transactions will depend principally on the ability of SPARX to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

Future Developments. The Funds may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure in its Prospectus or SAI.

Simultaneous Investments. Investment decisions for each Fund are made independently from each other Fund and from those for other clients advised by SPARX. If, however, such other Funds or clients desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by the Fund. The Funds, together with other clients advised by SPARX and SPARX affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely a Fund’s ability to dispose of some or all of its positions should it desire to do so.

INVESTMENT RESTRICTIONS

Under normal circumstances, each Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes: (1) for Japan Fund, in equity securities of Japanese companies; (2) for Smaller Companies Fund, in equity securities of smaller capitalization Japan companies (as defined in the Prospectus); and (3) for Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund, in equity securities of Asia Pacific companies, excluding Japan. The Trust has adopted a policy to provide Fund shareholders with at least 60 days’ prior notice of any change with respect to the Fund’s 80% policy.

Except as noted, each Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. A Fund’s investment objective also cannot be changed without a shareholder vote. Investment restrictions numbered 10 through 13 are not fundamental policies and may be changed by the Board of Trustees of the Trust (the “Board”) at any time. Each Fund may not:

1.	(Japan Fund and Japan Smaller Companies Fund only) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund’s total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;

2.	(Japan Fund only) invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

3.	(Japan Smaller Companies Fund, Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund only) purchase the securities of issuers in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase more than 25% of the value of the Fund’s total assets are invested in the securities of issuers in any single industry;

4.	invest in commodities or commodities contracts, except that the Fund may enter into forward contracts, options, futures contracts, options on futures contracts, swap agreements and other derivatives;

5.	purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts (including mortgage-related securities);

6.	borrow money or issue senior securities, except to the extent permitted under the 1940 Act, and provided that the entry into forward contracts, options, futures contracts, options on futures contracts, swap agreements and other derivatives and effecting short sales shall not constitute borrowing or the issuance of senior securities;

7.	lend securities or make loans to others, except to the extent permitted under the 1940 Act, and provided that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements;

8.	act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities;

9.	purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in forward contracts, options, futures contracts, and options on futures contracts, and provided that effecting short sales will be deemed not to constitute a margin purchase;

10.	invest in the securities of a company for the purpose of exercising management or control;

11.	purchase securities of other investment companies, except to the extent permitted under the 1940 Act;

12.	pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a forward commitment, when-issued or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions; or

13.	purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of a Fund’s investments or amount of total assets will not be considered a violation of any of the foregoing restrictions. With respect to Investment Restriction No. 5, however, if borrowings exceed the amount permitted under the 1940 Act as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess. With respect to Japan Fund and Japan Smaller Companies Fund, the percentage of assets invested in an industry will be determined by reference to the 33 industry groups of the Securities Identification Code Committee, which are adopted by the various stock exchanges in Japan, including the Tokyo Stock Exchange as well as JASDAQ (Japan’s primary over-the-counter market). With respect to Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund, the percentage of assets invested in an industry will be determined by reference to the 68 industries of the Global Industry Classification Standard, which was developed by Morgan Stanley Capital International and Standard & Poor’s.

MANAGEMENT

The Trust’s Board is responsible for the management and supervision of the Funds and approves all significant agreements with those companies that furnish services to the Funds.

The Trustees and executive officers of the Trust, together with information as to their principal occupations during at least the last five years, are shown below.

Name (Age) Address[1]	Position(s) with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Other Directorships Held[2]
Non-Interested Trustees:[3]
Jack R. Thompson (59)	Chairman of the Board (September 2003)	Consultant since April 2003.	The Russell Fund Complex (registered investment company comprised of over 40 Portfolios); LifeVantage Corporation (manufacturer of nutritional supplements)

Name (Age) Address[1]	Position(s) with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Other Directorships Held[2]
Alice Kane (60)	Trustee (April 2005)	U.S. General Counsel, Zurich, N.A., since November 2005. From September 2004 to August 2005, Chair and Chief Executive Officer, Q-Cubed Advisors. From October 2002 to April 2004, Chair and Founder, Blaylock Asset Management, and investment banker, Blaylock Partners.	Guess?, Inc. (clothing manufacturer); Corinthian Colleges, Inc. (post-secondary education)

Robert Straniere (67)	Trustee (April 2005)	Partner, Gotham Strategies (political consultants) and Gotham Global Group (public affairs) since 2005. Consultant, New York Department of Health 2005 - 2009. From 1995 to 2006 and since 2007, Counsel, Fischer and Fischer Law Firm. President, NYC Hot Dog Company since 2005. Founding Partner, Straniere Law Firm, since 1980. Partner, Kantor-Davidoff Law Firm from 2006 to 2007. From 1981 to 2004, Member, New York State Assembly.	Reich & Tang Fund Group (registered investment company comprised of 10 Portfolios); The RBB Fund, Inc. (a registered investment company with 18 Portfolios)

Interested Trustee:[4]

Evan Gartenlaub (35)	Trustee and President (December 2007)	President and Counsel of SPARX USA (employed by SPARX USA since 2006). During 2006, associate at Schulte Roth & Zabel LLP. From 2002 to 2006, associate at Kirkland & Ellis LLP.	None

[1]	The address of each Trustee is 360 Madison Avenue, 24th Floor, New York, New York, 10017. Each Trustee serves an indefinite term, until a successor is elected and qualified.
[2]	The Trustees do not serve on the board of any other registered investment company in a complex or group with the Trust.
[3]	Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (“Non-Interested Trustees”).
[4]	Mr. Gartenlaub is an “interested person” (as defined in the 1940 Act) of the Trust (“Interested Trustee”) because of his position with SPARX USA.

Name (Age) Address[1]	Position(s) with the Trust (Since)[2]	Principal Occupation(s) During Past 5 Years
Officers:
Hoi Fong (37)	Treasurer and Secretary (Treasurer January 2006, Secretary December 2007)	Senior Vice President and Assistant Treasurer of SPARX USA (employed by SPARX USA since 2004). From 2003 to 2004, Senior Accountant at Whippoorwill Associates.

Kevin T. Medina (37)	Chief Compliance Officer (January 2006)	Senior Vice President and Chief Compliance Officer of SPARX USA (employed by SPARX USA since 2004). From 2002 to 2004, Senior Compliance Analyst for Allianz Dresdner Asset Management.

[1]	The address of each officer is SPARX Investment & Research, USA, Inc., 360 Madison Avenue, 24th Floor, New York, New York 10017.
[2]	Each officer serves an indefinite term, until his successor is elected and qualified.

The Trust has standing audit and nominating committees, each comprised of all of the Non-Interested Trustees. The function of the audit committee is to (1) oversee the Trust’s accounting and financial reporting processes and the audits of the Trust’s financial statements, (2) assist in Board oversight of the quality and integrity of the Trust’s financial statements and the Trust’s compliance with legal and regulatory requirements relating to accounting, financial reporting, internal control over financial reporting and independent audits, (3) approve engagement of the independent registered public accounting firm and review and evaluate the qualifications, independence and performance of the independent registered public accounting firm and (4) act as a liaison between the Trust’s independent registered public accounting firm and the Board. The function of the nominating committee is to select and nominate all candidates who would be Non-Interested Trustees of the Trust for election to the Board. The nominating committee does not normally consider nominees recommended by shareholders.

The Trust also has a standing valuation committee, comprised of Mr. Gartenlaub and any one Non-Interested Trustee. The primary function of the valuation committee is to assist in valuing the Fund’s investments. The audit committee met twice, the valuation committee met four times and the nominating committee did not meet during the fiscal year ended October 31, 2008.

As of January 31, 2009, none of the Non-Interested Trustees or his or her immediate family members owned securities of SPARX or Professional Funds Distributor, LLC, the Trust’s distributor (“PFD”), or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with SPARX or PFD.

Effective January 1, 2009, each Trustee who is not an employee or an affiliated person of SPARX is paid an annual fee of $8,000, plus $2,000 per meeting attended in person ($1,500 per meeting attended by telephone), and is reimbursed for travel and other out-of-pocket expenses. Prior to January 1, 2009, each Trustee who is not an employee or an affiliated person of SPARX received an annual fee of $10,000, plus $2,500 per meeting attended in person ($1,250 per meeting attended by telephone), and was reimbursed for travel and other out-of pocket expenses. The Trust does not compensate officers or Trustees who are employees or affiliated persons of SPARX.

The aggregate amount of compensation paid to each Trustee for the fiscal year ended October 31, 2008 was as follows:

Trustee	Aggregate Compensation from the Trust*
Alice Kane	$18,750
Robert Straniere	$21,250
Jack R. Thompson	$21,250
Evan Gartenlaub**	N/A

*	Retirement benefits are not offered as part of the compensation for Trustees.
**	Mr. Gartenlaub is an Interested Trustee.

The table below indicates the dollar range of each Trustee’s ownership of shares of each Fund as of December 31, 2008.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustees
NON-INTERESTED TRUSTEES

Alice Kane	NONE	NONE

Robert Straniere	$1-$10,000 in Japan Fund	$1-$10,000

Jack R. Thompson	$10,001-$50,000 in Japan Fund $1-$10,000 in Asia Pacific Opportunities Fund $1-$10,000 in Asia Pacific Equity Income Fund	$50,001-$100,000

INTERESTED TRUSTEE

Evan Gartenlaub	$1-$10,000 in Japan Fund $1-$10,000 in Japan Smaller Companies Fund $1-$10,000 in Asia Pacific Opportunities Fund $1-$10,000 in Asia Pacific Equity Income Fund	$10,001-$50,000

As of January 31, 2009, the Trust’s Trustees and officers, as a group, owned less than 1% of the Japan Fund’s Investor shares outstanding and less than 1% of Japan Fund’s Institutional shares outstanding. Additional as of January 31, 2009, the Trustees and officers, as a group, owned less than 1% of each of Japan Smaller Companies Fund, Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund.

Investment Adviser and Advisory Agreement

SPARX USA, 360 Madison Avenue, 24th Floor, New York, New York 10017, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of each of the Funds. Pursuant to the Advisory Agreement, SPARX USA supervises the investment of the Funds’ assets.

Under the terms of the Advisory Agreement, SPARX USA supplies the Funds with office space, personnel, investment research and statistical information and pays the Sub-Advisers’ fees in connection with their duties in respect of the Funds. The Advisory Agreement is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund (a “Shareholder Majority Vote”), provided that in either event the continuance also is approved by a majority of the Non-Interested Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Advisory Agreement is terminable without penalty, on 60 days’ notice, by the Board or by a Shareholder Majority Vote, or, upon not less than 90 days’ notice, by SPARX USA. The Advisory Agreement will terminate automatically, as to a Fund, in the event of its assignment (as defined in the 1940 Act). The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SPARX USA or a Sub-Adviser, or of reckless disregard of its obligations thereunder (in the case of a Sub-Adviser, reckless disregard by the Sub-Adviser of its obligations and duties under its Sub-Advisory Agreement), SPARX USA and the Sub-Advisers shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Advisory Agreement provides that each Fund pays all of its expenses that are not specifically assumed by SPARX USA. Expenses payable by the Funds include, but are not limited to: brokerage commissions and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; extraordinary expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Trust; the fees and expenses of the custodian and transfer agent of the Trust; interest expenses and commitment fees on borrowings; clerical expenses of issue, redemption or repurchase of shares of the Funds; the expenses and fees for registering and qualifying securities for sale; the fees of Trustees of the Trust who are not employees or affiliated persons of SPARX or SPARX affiliates; travel expenses of all Trustees, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders.

Sub-Advisers and Sub-Advisory Agreements

SPARX USA has entered into a sub-investment advisory agreement with SPARX Asset Management Co., Ltd. (“SPARX Japan”), Gate City Ohsaki, East Tower 16F 1-11-2 Ohsaki, Shinagawa-ku Tokyo 141-0032, Japan, with respect to Japan Fund and Japan Smaller Companies Fund.

SPARX USA has entered into a sub-investment advisory agreement with PMA Capital Management Limited (“PMACM”), Harbour Place, 103 South Church Street, Grand Cayman, Cayman Islands, with respect to Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund (the “PMACM Sub-Advisory Agreement”). PMACM in turn has entered into a sub-investment advisory agreement with PMA Investment Advisors, Limited (“PMAIA,” and, collectively with SPARX Japan and PMACM, the “Sub-Advisers”), 6th Floor, ICBC Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong (collectively with the sub-investment advisory agreement for Japan Fund and Japan Smaller Companies Fund and the PMACM Sub-Advisory Agreement, the “Sub-Advisory Agreements”).

Subject to the supervision and approval of SPARX USA and the Board, SPARX Japan and PMACM each provides investment management of the relevant Fund’s portfolio and conducts a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund’s assets. PMACM does this through its Sub-Advisory Agreement with PMAIA. Each Sub-Advisory Agreement has an initial term of less than two years and then is subject to annual approval by (i) the Board or (ii) a Shareholder Majority Vote, provided that in either event the continuance also is approved by a majority of the Trustees who are not “interested persons (as defined in the 1940 Act) of the Trust or the Sub-Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, each Sub-Advisory Agreement is terminable without penalty, on 60 days’ notice, by the Board or by a Shareholder Majority Vote of the Fund’s shareholders, or, upon not less than 90 days’ notice, by the relevant Sub-Adviser. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

SPARX USA and the Sub-Advisers are ultimately controlled by SPARX Group Co., Ltd. and majority shareholder and Chairman, Mr. Shuhei Abe. SPARX USA and the Sub-Advisers are each registered as an investment adviser with the SEC and act as investment advisers to other clients.

Advisory and Sub-Advisory Fees

As compensation for its services, the Trust has agreed to pay SPARX USA an investment advisory fee, accrued daily and payable monthly, at the annual rate of 1.00% of the average daily NAV of Japan Fund and at the annual rate of 1.20% of the average daily NAV of each of Japan Smaller Companies Fund, Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund.

As compensation for services, SPARX USA has agreed to pay SPARX Japan a sub-investment advisory fee of 60% of the contractual advisory fee due to SPARX USA with respect to each of Japan Fund and Japan Smaller Companies Fund less certain expenses. As compensation for services, SPARX USA has agreed to pay PMA a sub-investment advisory fee of 80% of the contractual advisory fee due to SPARX USA with respect to each of Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund. As compensation for services, PMACM has agreed to pay PMAIA a sub-investment advisory fee of 10% of the fees PMACM receives from SPARX USA with respect to each of Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund, subject to a maximum of $100,000 per calendar year.

For the past three fiscal years ended October 31, advisory fees paid to SPARX USA and the Sub-Advisers were as follows:

	Japan Fund	Japan Smaller Companies Fund*	Asia Pacific Opportunities Fund*	Asia Pacific Equity Income Fund*
Fiscal Year Ended 2008
SPARX USA	$738,918	$105,963	$66,083	$71,375
SPARX Japan	$166,411	$0	N/A	N/A
PMACM	N/A	N/A	$0	$0
PMAIA	N/A	N/A	$52,840	$57,077

	Japan Fund		japan Smaller Companies Fund*	Asia Pacific Opportunities Fund*	Asia Pacific Equity Income Fund
Fiscal Year Ended 2007
SPARX USA	$1,098,252		$10,404	$11,461	$10,847
SPARX Japan	$60,912		$0	N/A	N/A
PMACM	N/A		N/A	$0	$0
PMAIA	N/A		N/A	$9,195	$8,700

Fiscal Year Ended 2006
SPARX USA	$1,361,070		N/A	N/A	N/A
SPARX Japan	$816,642	**	N/A	N/A	N/A
PMACM	N/A		N/A	N/A	N/A
PMAIA	N/A		N/A	N/A	N/A

*	Japan Smaller Companies Fund, Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund did not commence operations until August 31, 2007.
**	SPARX Japan voluntarily waived all of its sub-investment advisory fees for this period.

SPARX USA has agreed, through February 28, 2010, to waive its advisory fees or reimburse expenses of the Japan Fund to the extent necessary to maintain the aggregate expenses of the Investor shares and Institutional shares at 1.25% of average daily net assets of each class. SPARX USA has agreed, through February 28, 2010, to waive its advisory fees or reimburse expenses for each of Japan Smaller Companies Fund, Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund at 1.60% of average daily net assets.

For the fiscal years ended October 31, SPARX USA waived fees and reimbursed expenses as follows:

Fund	2008 Fees Waived	2007 Fees Waived	2006* Fees Waived
SPARX Japan Fund	$352,027	$466,140	$677,251
SPARX Japan Smaller Companies Fund	$220,060	$70,702	—

SPARX Asia Pacific Opportunities Fund	$207,705	$72,528	—
SPARX Asia Pacific Equity Income Fund	$222,984	$75,205	—

*	Japan Smaller Companies Fund, Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund did not commence operations until August 31, 2007.

Japan Smaller Companies Fund, Asia Pacific Opportunities Fund and Asia Pacific Equity Income Fund has each agreed to reimburse SPARX USA for any operating expenses in excess of the expense limitation paid, waived or assumed by SPARX USA for that Fund during the limitation period, provided SPARX USA would not be entitled to recapture any amount that would cause a Fund’s operating expenses to exceed the expense limitation during the year in which the recapture would be made, and provided further that no amount will be recaptured by SPARX USA more than three years after the year in which it was incurred or waived by SPARX USA. These Funds have not reimbursed SPARX USA for any operating expenses in excess of the expense limitation paid, waived or assumed by SPARX USA pursuant to this arrangement.

Portfolio Managers

Material Conflicts Related to Management of Similar Accounts. Portfolio managers at SPARX manage multiple accounts for a diverse client base, including institutional investors, banking and thrift institutions, pension and profit sharing plans, businesses, private investment partnerships and companies, and sophisticated, high net worth individuals. SPARX has a fiduciary obligation to recognize potential conflicts of interest and manage them carefully through appropriate policies, procedures and oversight. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as a Fund (“Similar Accounts”), SPARX has procedures in place that are designed to ensure that all accounts are treated fairly and that the Funds are not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below), which include internal review processes and oversight by independent third parties. In addition, the Funds, as series of a registered investment company, are subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of SPARX’s “side-by-side management” of the Funds and Similar Accounts, including hedge funds (where SPARX receives performance-based fees). For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as SPARX may be perceived as causing accounts it manages to participate in an offering to increase SPARX’ overall allocation of securities in that offering, or to increase SPARX’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as SPARX may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest because of the multiple Similar Accounts, in addition to the Funds that they are managing on behalf of SPARX. Although SPARX does not track each individual portfolio manager’s time dedicated to each account, SPARX periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Funds. In addition, SPARX could be viewed as having a conflict of interest to the extent that SPARX and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Funds.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Certain hedge funds managed by SPARX may also be permitted to sell securities short. When SPARX engages in short sales of securities of the type in which a Fund invests, SPARX could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, SPARX has procedures in place to address these conflicts. SPARX’ trading policies and procedures attempt to follow established best practices and to address, where necessary, the challenges SPARX faces in managing specifically the Funds and the Similar Accounts.

Compensation for Portfolio Managers. SPARX’ portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Funds. Portfolio managers responsible for managing the Funds may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles and separate accounts.

SPARX compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. The compensation package for the Funds’ portfolio managers consists of a salary and incentive bonus comprised of cash and equity in SPARX Group Co., Ltd., SPARX USA’s and the Sub-Advisers’ parent company. Various factors are considered in the determination of a portfolio manager’s compensation. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce SPARX’ investment philosophy such as leadership, teamwork and commitment.

In determining the incentive bonus, consideration is given to personal and overall firm performance. Consideration is given to the portfolio manager’s quantitative performance as measured by his ability to make investment decisions that contribute to total returns, by comparison to a predetermined benchmark (for the Funds, as set forth in the Prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, as applicable), as well as performance relative to peers. In addition, the portfolio manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions. The executive management team of the SPARX group of companies (“SPARX Group”) has discretion to determine the size of the portfolio manager’s bonus. As a result, the percentage of compensation of salary and bonus will vary.

The Funds’ portfolio managers also have the opportunity to participate in the SPARX equity program, which awards stock or stock options to those individuals who have been identified as key contributors as well as future leaders of SPARX. The awards generally vest over a three-to-five year period.

The chart below includes information regarding the members of the portfolio management teams responsible for managing the Funds as of October 31, 2008. Specifically, it shows the number of portfolios (other than the Fund(s) managed by him) and assets managed by each portfolio manager. As noted in the chart, the portfolio managers managing the Funds may also individually be responsible for managing Similar Accounts.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles *#	Other Accounts *#
Shuhei Abe	0	9 ($395 million)	7 ($1,269 Billion)

Masakazu Takeda	0	9 ($673 million)	3 ($306 million)

Tadahiro Fujimura	0	4 ($72 million)	4 ($122 million)

Tom Naughton	0	7 ($799 million)	0

Tytus Michalski	0	0	0

Min Soo Kim	0	0	0

*	Total assets in accounts as of October 31, 2008.
#	All 9 of the other pooled investment vehicles managed by Mr. Abe have performance-based fees. Five of the other accounts managed by Mr. Abe have performance-based fees, with total assets as of October 31, 2008 of $223 million. One of the other pooled investment vehicles managed by Mr. Takeda have performance-based fees, with total assets as of October 31, 2008 of $26 million. Three of the other pooled investment vehicles managed by Mr. Fujimura have performance-based fees, with total assets as of October 31, 2008 of $98 million. Six of the other pooled investment vehicles managed by Mr. Naughton have performance-based fees, with total assets as of October 31, 2008 of $489 million.

Ownership of Securities. As of October 31, 2008, none of the portfolio managers owned any shares of the Funds.

Administrator, Transfer Agent, Custodian and Underwriter

The Trust has entered into an Administration and Accounting Services Agreement (the “Administration Agreement”) with PNC Global Investment Servicing (U.S.) Inc. (PNC), 301 Bellevue Parkway, Wilmington, Delaware 19809, to provide certain administrative and fund accounting services to the Funds. PNC receives a monthly fee from each Fund at the annual rate of 0.07% of the first $100 million of the Funds’ average daily net assets, decreasing as assets reach certain levels and subject to a minimum fee, plus out-of-pocket expenses. A fee reduction arrangement for the Funds, other than Japan Fund, was in effect for the first 10 months of the Administration Agreement pursuant to which 100% of the fee was waived during the first month, with the percentage to be waived decreasing in increments of 10% for each of the subsequent months. For the fiscal year ended October 31, 2008, and for the fiscal period from August 1, 2007 through October 31, 2007, PNC received $344,810 and $26,306, respectively, pursuant to the Administration Agreement. Prior to July 31, 2007, UMB Fund Services, Inc. (UMB) served as Japan

Fund’s administrator and fund accountant. For the fiscal period of November 1, 2006 through July 31, 2007 and for the fiscal year ended October 31, 2006 UMB received $103,696 and $139,406, respectively, pursuant to an administration and fund accounting agreement

PNC’s services for each Fund include, but are not limited to, the following: calculating daily NAVs for the Fund; assisting in preparing and filing federal income and excise tax filings (other than those to be made by the Fund’s custodian); overseeing the Fund’s fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports; monitoring the Fund’s expenses and status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”); and generally assisting the Fund’s administrative operations.

PNC, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required by it under the Administration Agreement. Under the Administration Agreement, PNC is not liable for any loss suffered by a Fund or its shareholders in connection with the performance of the Administration Agreement, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of PNC in the performance of its duties or reckless disregard of its obligations and duties. In the Administration Agreement it is also provided that PNC may provide similar services to others, including other investment companies.

PNC also acts as the Trust’s transfer and dividend disbursing agent pursuant to a Transfer Agency Services Agreement dated August 13, 2007 (the “Transfer Agency Agreement”). Under the Transfer Agency Agreement with the Trust, PNC arranges for the maintenance of shareholder account records for the Funds, the handling of certain communications between shareholders and the Trust and the payment of dividends and distributions payable by the Trust. For these services, PNC receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month and is reimbursed for certain out-of-pocket expenses.

PFPC Trust Company (“PFPC Trust”), 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, an affiliate of PNC, acts as the Trust’s custodian. As the Trust’s custodian, PFPC Trust, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund and disburses the Fund’s assets in payment of its expenses. The custodian does not determine the investment policies of the Funds or decide which securities the Funds will buy or sell.

Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406, acts as principal underwriter and distributor of shares of the Funds pursuant to an Underwriting Agreement with the Funds effective July 31, 2007 (the “Underwriting Agreement”). In its capacity as Underwriter, PFD acts as exclusive agent for each Fund in facilitating the distribution of its shares to the public. SPARX USA, and not the Funds, is responsible for compensation of PFD. For the fiscal year ended October 31, 2006 and the period from November 1, 2006 through July 31, 2007, Japan Fund paid UMB Distribution Services LLC, the Fund’s former distributor, $43,055 and $32,767, respectively, with respect to its Investor shares. These payments were made pursuant to the Trust’s Shareholder Servicing and Distribution Plan (for the Japan Fund’s Investor shares) which was terminated on August 13, 2007.

Code of Ethics

The Trust, SPARX USA, SPARX Japan and PMACM have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics restrict the personal securities transactions of employees and require portfolio managers and other investment personnel to comply with the codes’ disclosure and other procedures. The primary purpose of the codes is to ensure that personal trading by employees does not disadvantage advisory clients, including the Funds.

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Board has delegated authority for making voting decisions with respect to Fund portfolio securities to the Funds’ Sub-Advisers. Each Sub-Adviser has adopted a proxy voting policy (the “Policy”) that provides as follows:

•

The Sub-Adviser generally votes proxies in a manner consistent with decisions of the Investment Committee of SPARX Group (the “Committee”), which makes voting decisions pursuant to its Equity Voting Guidelines (the “Guidelines”), unless as otherwise permitted by the Policy (such as when specific interests and issues require that a client’s vote be cast differently from the Committee’s decision in order to act in the best economic interests of clients).

•

Where a material conflict of interest has been identified and the matter is covered by the Guidelines, proxies are voted in accordance with the Guidelines. Where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Sub-Adviser will disclose the conflict and the determination of the manner in which to vote to the Board.

•	The Sub-Adviser may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote.

The Guidelines address proxy voting on particular types of matters such as elections for directors, adoption of option plans and anti-takeover proposals. For example, the Committee’s decisions generally will:

•	support management in most elections for directors, unless there are clear concerns about the past performance of the company or the board fails to meet minimum corporate governance standards;

•

support option plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership and more closely align employee interests with those of shareholders; and

•

vote for mergers, acquisitions and sales of business operations, unless the impact on earnings or voting rights for one class or group of shareholders is disproportionate to the relative contributions of the group or the company’s structure following the acquisition or merger does not reflect good corporate governance, and vote against such actions if the companies do not provide sufficient information upon request concerning the transaction.

The Trust’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 632-1320 or (2) on the SEC’s website at http://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

DETERMINATION OF NET ASSET VALUE

NAV per share for each Fund is determined by PNC on each day the Fund is open for business. These are generally the same days the New York Stock Exchange (“NYSE”) is open for business. The NYSE is ordinarily closed on the following national holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share for each class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding. Since the Funds invest in Japanese and Asian securities, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The value of each Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Funds use those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the closing price on that day. If there is no such reported sale or the valuation is based on the over-the-counter market, a security will be valued at the mean between the bid and asked quotations. Trading in securities on Japan and other Asian exchanges and over-the-counter markets ordinarily is completed well before the Funds’ NAVs are calculated. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Funds’ NAV), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Board. In fair valuing a portfolio security, relevant factors that may be considered include (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and (v) the market price of comparable securities (of the issuer or a related issuer of comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services, which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in accordance with procedures established by the Board.

PORTFOLIO TRANSACTIONS

General

Subject to the supervision of SPARX USA and the Board, the Sub-Advisers are primarily responsible for the investment decisions and the placing of portfolio transactions for the Funds. In arranging for the Funds’ securities transactions, the Sub-Advisers are primarily concerned with seeking best execution, which is considered to be the most favorable combination of price and quantity that can be traded at a point in time given, among other factors, the liquidity, market conditions, and required urgency of execution. In choosing broker-dealers, the Sub-Advisers consider all relevant factors, including but not limited to: the ability of a broker-dealer to provide a prompt and efficient agency execution; the ability and willingness of a broker-dealer to facilitate the transactions by acting as principal and going at risk for its own accounts; the ability of a broker-dealer to provide accurate and timely settlement of the transaction; the Sub-Adviser’s knowledge of the negotiated commission rates currently available and other current transactions costs; the clearance and settlement capabilities of the broker; the Sub-Adviser’s knowledge of the financial condition of the broker or dealer selected; and any other matter relevant to the selection of a broker-dealer.

In the over-the-counter market, securities are generally traded on a ‘net’ basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

Purchase and sale orders for securities held by the Funds may be combined with those for other clients of SPARX in the interest of the most favorable net results for all. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. The Sub-Advisers generally allocate available investment opportunities equitably over time among the Funds and other clients of SPARX or SPARX affiliates, although there can be no assurance that a particular investment opportunity that comes to SPARX’ attention will be allocated to any particular group of clients or client.

Research and statistical information

Consistent with the requirements of best execution, brokerage commissions on the Funds’ transactions may be paid to brokers in recognition of investment research and information furnished as well as for brokerage and execution services provided by such brokers. The Sub-Advisers may in their discretion cause accounts to pay such broker-dealers a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer adequately qualified to effect such transaction would have charged for effecting that transaction. This may be done where a Sub-Adviser has determined in good faith that such commission is reasonable in relation to the value of the brokerage and/or research to that particular transaction or to the Sub-Adviser’s overall responsibilities with respect to the accounts as to which it exercises investment discretion.

The Sub-Advisers receive a wide range of research (including proprietary research) and brokerage services from brokers. These services include information on the economy, industries, groups of securities, and individual companies; statistical information; technical market action, pricing and appraisal services; portfolio management computer services (including trading and settlement systems); risk management analysis; and performance analysis. Broker-dealers may also supply market quotations for valuation purposes.

Any research received in respect of a Fund’s brokerage commissions may be useful to the Fund, but also may be useful in the management of the other Funds and the account of other clients of SPARX. Similarly, the research received for the commissions of such other clients and Funds may be useful for a Fund.

Disclosure of portfolio holdings

It is the policy of the Funds to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Funds will publicly disclose their ten largest holdings and sector weights as reported on a month-end basis and quarterly portfolio commentary discussing certain Fund holdings during that quarter, on their website at the following Internet address: www.sparxasiafunds.com under “Fact Sheets,” “Top Holdings & Sector Allocation” and “Manager Commentary,” approximately 10 days after such month end or quarter end, as applicable. In addition, the Funds will publicly disclose their full portfolio holdings on a month-end basis approximately 90 days after such month end at www.sparxasiafunds.com under “Top Holdings & Sector Allocation.” The information will remain accessible at least until the Funds file a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. For month-ends at fiscal quarter-ends, portfolio holdings are disclosed within 60 days of month-end (for the first and third fiscal quarters) in the Trust’s filings on Form N-Q and within 70 days of month-end (for the second and fourth fiscal quarters) in the Trust’s filings on Form N-CSR.

If portfolio holdings are released pursuant to an ongoing arrangement with any party, a Fund must have a legitimate business purpose for doing so, and none of the Funds or SPARX or SPARX affiliates may receive any compensation in connection with an arrangement to make available information about the Funds’ portfolio holdings.

The Funds may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include Bloomberg L.P., Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc., Thompson Financial, Lipper, a Reuters company, Vickers, Morningstar, Inc. and the Funds’ investment adviser, sub-investment adviser, custodian, auditors, administrator, and each of their respective affiliates and advisors. Disclosure of the Funds’ portfolio holdings may be authorized only by the Trust’s Chief Compliance Officer, and any exceptions to this policy are reported to the Board.

HOW TO BUY AND HOW TO SELL SHARES

By investing in a Fund other than through a financial adviser, broker-dealer or other financial intermediary (“Financial Intermediaries”), a shareholder appoints the Fund’s transfer agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares.

Purchases in kind

Shares of a Fund may be purchased in exchange for securities that are permissible investments for the Fund, subject to SPARX’ determination that the securities and the terms of the transaction are acceptable. Securities accepted in exchange for Fund shares will be valued in accordance with the Trust’s valuation procedures. In addition, securities accepted in exchange for Fund shares are required to be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable (and not established only by fair valuation procedures).

Redemption fee

Each Fund will impose a redemption fee equal to 2.00% of the NAV of shares acquired by purchase or exchange and redeemed or exchanged within 60 days after such shares were acquired. This fee will be calculated based on the shares’ NAV at redemption and deducted from the redemption proceeds. The fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its remaining shareholders. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions. For purposes of calculating the holding period, a Fund will first redeem shares acquired through the reinvestment of dividends or distributions and then will employ the “first in, first out” method, which assumes that the shares redeemed or exchanged are the ones held the longest. In addition, no redemption fee will be charged in connection with certain retirement plans, as approved by the Trust or its agent. The redemption fee may be waived, modified or terminated at any time, or from time to time.

Redemption commitment

The Trust has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments, in whole or in part in portfolio securities or other assets of a Fund in cases of emergency or at any time that SPARX believes a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s investments are valued. If the recipient sold such securities, brokerage charges might be incurred.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and net realized capital gains, if any, on each Fund other than Asia Pacific Equity Income Fund generally will be declared and paid at least annually. Asia Pacific Equity Income Fund intends to make dividend distributions semi-annually, if possible, and capital gains distributions annually. In some years capital gains distributions may be made more frequently. If a dividend check mailed to a shareholder who elected to receive dividends and/or capital gain distributions in cash is returned as undeliverable by the postal or other delivery service, such shareholder’s distribution option automatically will be converted to all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Dividends for each class of Japan Fund will be calculated at the same time and in the same manner and will be of the same amount, except that expenses borne exclusively by each class may differ.

TAXATION

Management intends for each Fund to qualify as a “regulated investment company” under Subchapter M of the Code, if such qualification is in the best interests of its shareholders. As a regulated investment company, a Fund will pay no federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders. To qualify as a regulated investment company, a Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. Among other requirements, at least 50% of the Fund’s total assets must be in (i) cash and cash equivalents, government securities and securities of other regulated investment companies, and (ii) other securities where the Fund is limited to 5% in each issuer, and not more than 25% of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. If a Fund did not qualify as a regulated investment company, it would be treated, for tax purposes, as an ordinary corporation subject to federal income tax. The term “regulated investment company” does not imply the supervision of management of investment practices or policies by any government agency.

Any dividend or distribution paid shortly after an investor’s purchase may have the effect of reducing the aggregate NAV of the shares below the investor’s cost of those shares. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

In general, dividends (other than capital gain dividends) paid by a Fund to U.S. individual shareholders may be eligible for the 15% preferential maximum tax rate to the extent that the Fund’s income consists of dividends paid by Japanese corporations and certain other Asian corporations, as well as U.S. corporations, on shares that have been held by the Fund for at least 61 days during the 120-day period commencing 60 days before the shares become ex-dividend. In order to be eligible for the preferential rate, the investor in the Fund must have held his or her shares in the Fund for at least 61 days during the 120-day period commencing 60 days before the Fund shares become ex-dividend. Additional restrictions on an investor’s qualification for the preferential rate may apply.

A dividend or capital gains distribution with respect to shares held by a tax-deferred or qualified plan, such as an IRA or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the income earned by the qualified plan.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in “conversion transactions” (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

Income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. A Fund may be eligible to “pass through” to its investors any such foreign taxes, in which case it is expected that you would be entitled to claim a deduction or credit on account of any such foreign taxes when computing your federal income tax liability.

If you are neither a resident nor a citizen of the U.S., or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Certain of the Funds’ investments and investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain deductions or losses, or accelerate certain income or gains, of a Fund, affect the holding period of assets held by the Fund and alter the character of the gains or losses realized by the Fund. These provisions may also require a Fund to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining regulated investment company status and for avoiding income and excise taxes.

Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such Section 1256 contract as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of a Fund’s taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute “straddles.” To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute “mixed straddles.” The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Any gains on forward currency contracts, which are marked-to-market daily, are treated as ordinary income.

If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, a Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities that it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

If a Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. A Fund may elect to mark-to-market its PFIC holdings and therefore may be required to make distributions to shareholders even though it has not disposed of such holdings. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income. Dividends from a Fund that are attributable to dividends from a PFIC are not eligible for taxation to U.S. individual shareholders at preferential dividend tax rates discussed above.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (1) to include in gross income, even though not actually received, their respective pro rata shares of the foreign taxes paid by the Fund; (2) treat their income from the Fund as being from foreign sources to the extent that the Fund’s income is from foreign sources; and (3) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

It is anticipated that each Fund will be operated so as to meet the requirements of the Code to “pass through” to shareholders of the Fund credits for foreign taxes paid, although there can be no assurance that these requirements will be met. Each shareholder will be notified within 45 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will “pass through” for that year, and, if so, the amount of each shareholder’s pro rata share of (1) the foreign taxes paid, and (2) the Fund’s gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such “pass through” of foreign tax credits.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities or to discuss state and local tax matters affecting the Funds.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Legal matters in connection with the issuance of the shares of the Trust offered hereby have been passed upon by Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, NY 10038-4982.

Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 is the independent registered public accounting firm for the Trust.

ADDITIONAL INFORMATION

The Trust’s Registration Statement, including the Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or this SAI as to the content of any contract or other document referred to herein or in the Prospectus are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

The initial investor in each of Japan Smaller Companies Fund, Asia Pacific Opportunities Fund and Asia Pacific Income Fund is SPARX USA. It is possible that SPARX USA could own a large percentage of the shares in one or more of these Funds for an extended period of time, and a redemption of shares by SPARX USA could significantly decrease the relevant Fund’s or Funds’ assets. A sudden, material decline in assets could increase transaction costs (which are borne by shareholders), increase any taxable realized gains and interfere with effective portfolio management. In addition, if SPARX USA remains the sole shareholder of a Fund, or continues to hold a very large percentage of Fund shares, for a significant period of time, operation of the Fund may not be economically feasible and the Board may approve liquidation of the Fund.

Principal Shareholders and Control Persons

A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund. As of January 31, 2009, the following persons owned of record or beneficially 5% or more of the Funds’ outstanding shares:

Name of Fund	Shareholder Name & Address	Percentage of Shares Owned
Japan Fund (Investor shares)	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St. San Francisco, CA 94104	82.25%

	National Financial Services LLC FBO Customers 200 Liberty St. New York, NY 10281	7.92%

Japan Fund (Institutional shares)	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St. San Francisco, CA 94104	69.84%

	SEI Private Trust Company C/O SunTrust Bank One Freedom Valley Dr. Oaks, PA 19456	14.23%

Japan Smaller Companies Fund	National Financial Services LLC FBO Customers 200 Liberty St. LBBY 1 New York, NY 10281	26.81%

	TD AmeriTrade Inc. FBO Customers PO Box 2226 Omaha, NE 68103	19.65%

	SPARX Investment & Research USA Inc. 360 Madison Ave. Fl. 24 New York, NY 10017	18.19%

Name of Fund	Shareholder Name & Address	Percentage of Shares Owned
	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St. San Francisco, CA 94104	11.23%

Asia Pacific Opportunities Fund	SPARX Investment & Research USA Inc. 360 Madison Ave. Fl. 24 New York, NY 10017	91.13%

	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St. San Francisco, CA 94104	6.46%

Asia Pacific Equity Income Fund	SPARX Investment & Research USA Inc. 360 Madison Ave. Fl. 24 New York, NY 10017	77.01%

	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St. San Francisco, CA 94104	19.80%

PART C—OTHER INFORMATION

ITEM 23.	EXHIBITS

(a)(1)	Registrant’s Amended and Restated Declaration of Trust is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-108229 and 811-21419) (the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) on August 26, 2003.

(a)(2)	Amendment to the Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement with the SEC on July 25, 2007.

(b)	Registrant’s By-Laws are incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement filed with the SEC on February 28, 2006.

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement between the Trust and SPARX Investment & Research, USA, Inc. (“SPARX USA”) is incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2007.

(d)(2)	Sub-Investment Advisory Agreement between SPARX USA and SPARX Asset Management Co., Ltd. (“SAM”) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on July 25, 2007.

(d)(3)	Sub-Investment Advisory Agreement between SPARX USA and PMA Capital Management Limited (“PMACM”) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on August 10, 2007.

(d)(4)	Sub-Investment Advisory Agreement between PMACM and PMA Investment Advisors, Limited (“PMAIA”) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on August 10, 2007.

(e)	Underwriting Agreement between the Trust and Professional Funds Distributor LLC is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on July 25, 2007.

(f)	Not Applicable.

(g)(1)	Custodian Services Agreement between the Trust and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on July 25, 2007.

(g)(2)	Foreign Custody Agreement between the Trust, PFPC Trust Company and Citibank N.A. is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on July 25, 2007.

(h)(1)	Administration and Accounting Services Agreement between the Trust and PNC Global Investment Servicing Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on July 25, 2007.

(h)(2)	Transfer Agency Services Agreement between the Trust and PNC Global Investment Servicing Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on July 25, 2007.

(h)(3)	State Filing Services Agreement between the Trust and PNC Global Investment Servicing Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on July 25, 2007.

(i)	Not Applicable.

(j)	Consent of Ernst & Young LLP is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on July 25, 2007.

(p)(1)	Code of Ethics of Registrant is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on July 25, 2007.

(p)(2)	Code of Ethics of SPARX USA is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement filed with the SEC on December 20, 2007.

(p)(3)	Code of Ethics of SAM is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement filed with the SEC on February 28, 2006.

(p)(4)	Code of Ethics of PMACM and PMAIA are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on August 10, 2007.

Other Exhibits:

Power of Attorney of Trustees and Officers is incorporated herein by reference to Post-Effective Amendment No.8 to the Registration Statement filed with the SEC on December 20, 2007.

Item 24.	Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 25.	Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust filed as Exhibit (a) (i) hereto. The application of these provisions is limited by Article 10 of the Registrant’s By-Laws filed as Exhibit (b) hereto and by the following undertaking set forth in the rules promulgated by the SEC:

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Advisers.

The description of SPARX USA, SAM, PMACM and PMAIA, the Registrant’s investment adviser and sub-investment advisers, under the Captions “Management-Investment Adviser and Sub-Investment Advisers” in the Prospectus and “Management-Investment Adviser and Advisory Agreement” and “Management – Sub-Advisers and Sub-Advisory Agreements” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein. Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of SPARX USA, SAM, PMACM and PMAIA together with information as to any other businesses, profession, vocation or employment of a substantial nature engaged in by SPARX USA, SAM, PMACM and PMAIA or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940, as amended, by SPARX USA (File No. 801-61554), SAM (File No. 801-64450), PMACM (File No. 801-66038) and PMAIA (File No. 801-66037).

Item 27.	Principal Underwriters.

(a)	Professional Funds Distributor, LLC (“PFD” or the “Distributor”) acts as principal underwriter for the following investment companies as of January 23, 2009:

Allegiant Funds

Allegiant Advantage Fund

EIP Growth & Income Fund

The Roxbury Funds

WT Mutual Fund

PFD is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. Professional Funds Distributor, LLC is located at 760 Moore Road King of Prussia, Pennsylvania 19406.

(b)	The following is a list of the executive officers, directors, and partners of PFD:

Philip H. Rinnander Barbara A. Rice Jennifer DiValerio	President & Owner Vice President Vice President

(c)	Not applicable.

Item 28.	Location of Accounts and Records.

(1)	SPARX Investment & Research, USA, Inc. 360 Madison Avenue, New York, New York 10017.

(2)	SPARX Asset Management Co., Ltd., Gate City Ohsaki, East Tower 16F, 1-11-2 Ohsaki, Shinagawa-ku, Tokyo 141-0032, Japan.

(3)	PMA Investment Advisors Limited, 6th Floor, ICBC Tower, Citibank Plaza, 3 Garden Road Central, Hong Kong.

(4)	PMA Capital Management Limited, Harbour Place, 103 South Church Street, Grand Cayman, Cayman Islands.

(5)	PNC Global Investment Servicing Inc., Bellevue Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809.

(6)	Professional Funds Distributor LLC, 760 Moore Road, Valley Forge, Pennsylvania 19406.

(7)	PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153.

Item 29.	Management Services.

Not applicable.

Item 30.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of February, 2009.

SPARX ASIA FUNDS

By:	/s/ Evan Gartenlaub
Name:	Evan Gartenlaub
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Evan Gartenlaub	President and Trustee	February 26, 2009
Evan Gartenlaub	(Principal Executive Officer)

/s/ Hoi Fong	Treasurer (Principal Financial and	February 26, 2009
Hoi Fong	Accounting Officer)

/s/ Jack R. Thompson*	Trustee	February 26, 2009
Jack R. Thompson

/s/ Alice T. Kane*	Trustee	February 26, 2009
Alice T. Kane

/s/ Robert Straniere*	Trustee	February 26, 2009
Robert Straniere

* By:	/s/ Evan Gartenlaub
Evan Gartenlaub, Attorney-in-Fact

SPARX ASIA FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.23(j)	Consent of Ernst & Young LLP